UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	05-31-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

May 31, 2017

High-Yield Municipal Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended May 31, 2017. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Shift in Sentiment Helped Municipal Bonds Overcome Early Losses

It was a tale of two markets for bond investors in general and municipal bond (muni) investors in particular. After starting the 12-month period on a strong note, bond returns began retreating in September 2016 as investors looked ahead to a likely year-end interest rate hike from the Federal Reserve (the Fed). Munis were vulnerable to a sell-off because they had rallied for 14 straight months through August, which boosted their valuations. The bond market sell-off accelerated in November, following Donald Trump’s presidential win. His pro-growth agenda fueled inflation fears that sent bond yields sharply higher, while his tax cut proposals caused additional price declines for munis. Overall, for the first six months of the reporting period, the Bloomberg Barclays U.S. Aggregate Bond Index declined -0.92%, while the Bloomberg Barclays Municipal Bond Index fell -3.52%.

Bond market performance reversed course in the second half of the reporting period, as the optimism surrounding President Trump’s policy agenda faded in the wake of health care and tax reform delays. In addition to benefiting from the tax reform delay, munis advanced due to their attractive valuations versus Treasuries following the late-2016 sell-off. Demand for munis increased, but muni supply declined. This backdrop helped munis gain 5.16% for the second half of the reporting period, according to the Bloomberg Barclays Municipal Bond Index.

Meanwhile, the Fed raised interest rates twice during the reporting period and indicated additional rate hikes and a balance sheet reduction plan are in the works. These factors, combined with President Trump’s continuing efforts to advance pro-growth policies, could trigger more bouts of bond market volatility. As always, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2017
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHYX	1.75%	4.59%	3.65%	—	3/31/98
Bloomberg Barclays Municipal Bond Index	—	1.46%	3.31%	4.58%	—	—
I Class	AYMIX	1.95%	4.80%	—	6.08%	3/1/10
Y Class	AYMYX	—	—	—	2.25%	4/10/17
A Class	AYMAX					1/31/03
No sales charge		1.50%	4.33%	3.39%	—
With sales charge		-3.08%	3.38%	2.92%	—
C Class	AYMCX	0.85%	3.58%	2.62%	—	7/24/02
Average annual returns since inception are presented when ten years of performance history is not available.
Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 2007
Performance for other share classes will vary due to differences in fee structure.

Value on May 31, 2017
Investor Class — $14,317

Bloomberg Barclays Municipal Bond Index — $15,652

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.60%	0.40%	0.37%	0.85%	1.60%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

4

Portfolio Commentary

Portfolio Managers: Steven Permut, Joseph Gotelli, and Alan Kruss

Performance Summary

High-Yield Municipal returned 1.75%* for the 12 months ended May 31, 2017. By comparison, the investment-grade Bloomberg Barclays Municipal Bond Index returned 1.46%. Fund returns reflect operating expenses, while index returns do not.

The absolute returns of the fund and index reflect the volatile backdrop for municipal bonds (munis) during the 12-month period. Munis generally struggled during the first half, declining along with the broad U.S. fixed-income market on expectations for a year-end Federal Reserve rate hike and prospects for pro-growth, pro-inflation policies from the new presidential administration. Furthermore, muni valuations had become stretched after an extended performance run. Munis bounced back during the second half, as renewed valuation appeal and a favorable supply/demand backdrop fueled robust gains. Furthermore, President Trump’s reform agenda hit a roadblock, which eased investors’ concerns about tax law changes and their potential impact on the muni market. Investor demand for yield and risk assets helped high-yield munis outperform their investment-grade counterparts. This factor contributed to the portfolio’s outperformance versus the investment-grade Bloomberg Barclays index.

Broad Fiscal Backdrop Was Healthy; Market Fundamentals Remained Stable Despite Isolated Credit Events

From a broad fiscal standpoint, state and local finances across the U.S. generally remained healthy during the reporting period, even as many states experienced a slowdown in tax revenues from investors delaying their capital gains due to anticipated tax reform legislation. States with heavy financial ties to the energy industry continued to face challenges, but ongoing spending constraints and budget cuts generally helped improve most states’ financial profiles.

Despite isolated negative credit events for specific issuers, muni market fundamentals remained stable overall and continued to provide support to the broad market. The ratio of muni credit rating upgrades to downgrades remained on a modest uptrend, and the muni default rate remained low. However, special circumstances, such as the political/budgetary challenges facing issuers in Illinois, New Jersey, and Connecticut, may continue to pressure select isolated credit ratings. We believe the main problems facing these issuers are largely due to their own individual circumstances and are not indicative of any particular systemic municipal market problem.

Lower Quality Bias Aided Results

The portfolio’s bias toward lower-quality munis represented the main contributor to outperformance versus the investment-grade Bloomberg Barclays index. In addition, our preference for revenue bonds over general obligation (GO) bonds contributed positively to portfolio performance. Within the revenue sector, we continued to favor hospital, transportation, and lease revenue bonds. Security selection within these sectors also aided performance, but overall, security selection was a modest detractor for the 12-month period.

* All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund's benchmark, other share classes may not. See page 3 for returns for all share classes.

5

We maintained a slightly longer-than-index duration (price sensitivity to interest rate changes) during the first half of the period, partly due to the inherent longer duration of lower-quality munis and partly due to yield curve positioning. This strategy weighed on performance as longer-maturity yields increased at a greater pace than intermediate-maturity yields, particularly after November’s presidential election. After the election, we resumed a close-to-neutral duration strategy, which remained in place through the end of May. We used U.S. Treasury futures contracts at times as part of our duration strategy.

Portfolio Positioning

The U.S. election results initially triggered expectations for higher interest rates and inflation from President Trump’s pro-growth agenda. But recent setbacks in implementing that agenda have caused the “Trump Trade” to lose some of its momentum and investors to scale back their economic growth, interest rate, and inflation expectations. Given these developments, we believe the likelihood of Congress enacting tax reform in the near term is reduced. We continue to have a positive outlook toward high-yield munis, expecting investor demand to remain healthy and fund flows to remain positive. We also continue to favor securities in the hospital, higher education, and transportation sectors and underweight exposure to state and local GO bonds and water/sewer munis. As always, fundamental credit research will drive our investment decisions.

6

Fund Characteristics

MAY 31, 2017
Portfolio at a Glance
Weighted Average Maturity	18.4 years
Average Duration (Modified)	6.2 years

Top Five States and Territories	% of net assets
New York	11.8%
Illinois	9.6%
California	9.5%
Pennsylvania	6.4%
Florida	6.0%

Top Five Sectors	% of fund investments
Hospital	14%
Special Tax	11%
Life Care	11%
Other Education	8%
Higher Education	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.1%
Other Assets and Liabilities	0.9%

7

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,061.70	$3.08	0.60%
I Class	$1,000	$1,062.70	$2.06	0.40%
Y Class	$1,000	$1,022.50(2)	$0.53(3)	0.37%
A Class	$1,000	$1,060.30	$4.37	0.85%
C Class	$1,000	$1,056.40	$8.20	1.60%
Hypothetical
Investor Class	$1,000	$1,021.94	$3.02	0.60%
I Class	$1,000	$1,022.94	$2.02	0.40%
Y Class	$1,000	$1,023.09(4)	$1.87(4)	0.37%
A Class	$1,000	$1,020.69	$4.28	0.85%
C Class	$1,000	$1,016.95	$8.05	1.60%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through May 31, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 52, the number of days in the period from April 10, 2017 (commencement of sale) through May 31, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

9

Schedule of Investments

MAY 31, 2017

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.1%
Alabama — 1.4%
Industrial Development Board of the City of Mobile Alabama Rev., (Alabama Power Co.), VRDN, 1.625%, 10/2/18	$2,000,000	$2,007,360
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/24	2,520,000	2,984,360
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,374,040
		7,365,760
Alaska — 0.5%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,433,200
Arizona — 3.9%
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,031,540
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,075,250
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	1,000,000	968,070
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,531,515
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,530,495
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 2.95%, 7/1/26	2,750,000	2,707,403
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/44	1,000,000	1,065,490
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,289,260
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	509,945
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	524,015
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,035,590
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,034,200
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	1,015,830
Salt Verde Financial Corp. Rev., (GA: Citigroup, Inc.), 5.00%, 12/1/37	1,000,000	1,219,790
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	438,000	438,889
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	259,000	259,347
		20,236,629
California — 9.5%
Antelope Valley Healthcare District Rev., 5.00%, 3/1/21	3,180,000	3,314,291
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/50(2)	8,000,000	829,280
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,051,560

10

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	$2,000,000	$2,255,300
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,503,270
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/52(1)	1,030,000	1,047,737
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 3.25%, 5/15/31	2,000,000	2,001,840
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	543,785
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	541,805
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,081,080
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	2,500,000	1,996,550
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(3)	500,000	429,655
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(2)	750,000	383,783
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	600,880
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,250,000	2,603,857
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	500,000	580,080
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	490,000	492,401
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,017,950
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	705,350
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	2,000,000	1,999,900
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	115,000	115,000
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	1,885,000	1,898,949
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 6.15%, 7/15/40	2,000,000	2,200,280
Irvine Special Tax, 4.00%, 9/1/49	5,400,000	5,518,368
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,332,766
Morongo Band of Mission Indians Rev., 6.50%, 3/1/28(1)	1,000,000	1,031,110
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38, Prerefunded at 100% of Par(4)	385,000	471,798
Palm Springs Airport Rev., 6.40%, 7/1/23	250,000	250,403
Palm Springs Airport Rev., 6.50%, 7/1/27	180,000	180,304
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,606,080
River Rock Entertainment Authority Rev., 8.00%, 11/1/18(5)(6)	2,931,000	568,966
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	840,490
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(2)	1,000,000	456,550
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,000,000	3,278,340
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,503,495

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	Principal Amount	Value
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	$2,000,000	$2,180,320
		49,413,573
Colorado — 5.2%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,031,370
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,059,260
Centerra Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/29	4,000,000	4,323,480
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,032,150
City & County of Denver Rev., (United Airlines, Inc.), 5.75%, 10/1/32	1,500,000	1,517,925
Colorado Health Facilities Authority Rev., (Christian Living Communities), 5.00%, 1/1/37	1,615,000	1,703,680
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/37	500,000	533,955
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/47	2,000,000	2,121,400
Cornerstar Metropolitan District GO, 3.50%, 12/1/21	500,000	509,860
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	515,120
Denver Health & Hospital Authority Rev., 5.00%, 12/1/39	800,000	853,408
Denver Health & Hospital Authority Rev., 5.25%, 12/1/45	250,000	270,108
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,724,130
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	1,175,000	1,202,918
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,256,012
One Horse Business Improvement District Rev., 6.00%, 6/1/24	1,165,000	1,142,434
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	546,735
Regional Transportation District COP, 5.00%, 6/1/20	1,750,000	1,946,385
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,107,480
Southglenn Metropolitan District GO, 5.00%, 12/1/30	1,400,000	1,461,124
Water Valley Metropolitan District No. 01 GO, 5.25%, 12/1/40	300,000	316,527
		27,175,461
Connecticut — 0.1%
Connecticut State Health & Educational Facility Authority Rev., (Church Home of Hartford, Inc.), 2.875%, 9/1/20(1)	700,000	696,542
Delaware — 0.3%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,651,425
District of Columbia — 1.1%
District of Columbia Rev., (National Law Enforcement Officers Memorial Fund, Inc.), 7.75%, 7/1/49	4,000,000	4,196,320
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	1,571,400
		5,767,720
Florida — 6.0%
Alachua County Health Facilities Authority Rev., (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,500,000	1,621,200
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	253,893
Brevard County Rev., (University Financing Foundation, Inc.), 6.75%, 11/1/39	1,000,000	1,070,820
Broward County Airport System Rev., 5.00%, 10/1/28	2,000,000	2,339,920
Broward County Airport System Rev., 5.25%, 10/1/38	500,000	576,895

12

	Principal Amount	Value
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	$750,000	$758,858
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,000,000	1,005,420
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,041,750
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/21	350,000	396,974
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/22	250,000	288,480
Hillsborough County Industrial Development Authority Rev., (Florida Health Sciences Center, Inc.), 5.00%, 10/1/34	1,250,000	1,393,937
Hillsborough County School Board COP, 5.00%, 7/1/22	1,250,000	1,469,062
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center, Inc.), 5.50%, 11/15/42	1,500,000	1,655,940
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,178,420
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/30	600,000	663,006
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/31	500,000	549,855
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,448,612
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,150,140
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,003,352
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/27	1,000,000	1,214,360
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	1,000,000	1,076,850
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,429,599
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,565,275
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	450,000	514,760
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	2,000,000	1,908,340
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	770,000	855,686
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	2,000,000	1,892,380
		31,323,784
Georgia — 0.9%
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/36	1,000,000	1,140,150
Gainesville & Hall County Development Authority Rev., (Riverside Military Academy, Inc.), 5.00%, 3/1/27	700,000	763,742
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	1,000,000	1,023,330
Monroe County Development Authority Rev., (Georgia Power Co.), VRDN, 2.35%, 12/11/20	1,500,000	1,522,635
		4,449,857
Guam — 0.2%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,051,430

13

	Principal Amount	Value
Hawaii — 0.3%
State of Hawaii Department of Budget & Finance Rev., (Chaminade University of Honolulu), 5.00%, 1/1/45(1)	$1,500,000	$1,495,485
Idaho — 1.3%
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/25	1,985,000	2,236,817
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/26	250,000	282,885
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/37	1,000,000	1,098,120
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,235,928
		6,853,750
Illinois — 9.6%
Chicago GO, 5.625%, 1/1/29	2,500,000	2,623,525
Chicago GO, 5.50%, 1/1/39	2,000,000	2,020,880
Chicago GO, 5.00%, 1/1/40	2,500,000	2,395,450
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,179,116
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	948,060
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,524,434
Chicago Midway International Airport Rev., 5.00%, 1/1/31	2,000,000	2,292,520
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	3,000,000	3,444,690
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,476,910
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,240,000	1,352,555
Chicago Waterworks Rev., 5.00%, 11/1/29	1,750,000	1,992,340
Chicago Waterworks Rev., 5.00%, 11/1/30	1,000,000	1,131,850
Chicago Waterworks Rev., 5.00%, 11/1/31	1,000,000	1,128,840
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,761,162
Illinois Finance Authority Rev., (Benedictine University Obligated Group), 6.25%, 10/1/33	1,000,000	1,106,670
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,032,520
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	1,095,180
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,057,560
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/36	2,400,000	2,284,248
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/38	500,000	553,875
Illinois Finance Authority Rev., (University of Chicago), VRDN, 1.10%, 2/15/18	1,125,000	1,126,316
Illinois State Toll Highway Authority Rev., 5.00%, 12/1/32	910,000	1,062,543
State of Illinois GO, 5.00%, 6/1/20	2,000,000	2,111,180
State of Illinois GO, 5.00%, 5/1/22	1,000,000	1,065,670
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,061,340
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,052,660
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,846,680
		49,728,774
Iowa — 0.2%
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	1,000,100

14

	Principal Amount	Value
Kentucky — 1.2%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/26	$565,000	$655,869
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,413,137
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,070,675
		6,139,681
Louisiana — 0.6%
Louisiana State Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	1,500,000	1,654,995
New Orleans Aviation Board Rev., 6.50%, 1/1/40	1,500,000	1,607,580
		3,262,575
Maryland — 1.6%
Anne Arundel County Tax Allocation, 6.10%, 7/1/40	1,000,000	1,034,430
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,546,680
Baltimore Tax Allocation, 7.00%, 9/1/38	2,900,000	2,983,694
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.75%, 6/1/35	1,000,000	1,077,890
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,610,715
		8,253,409
Massachusetts — 0.5%
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp.), 4.00%, 7/1/38	1,500,000	1,527,450
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/46	1,000,000	1,099,480
		2,626,930
Michigan — 3.2%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,637,500
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,811,160
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,377,187
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,866,935
Lincoln Consolidated School District GO, 5.00%, 5/1/20 (AGM Q-SBLF)	1,490,000	1,656,180
Michigan Finance Authority Rev., 5.00%, 5/1/25 (Q-SBLF)	375,000	447,409
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	3,000,000	3,045,000
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/26(1)	1,415,000	1,444,998
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/31(1)	1,530,000	1,507,142
		16,793,511
Minnesota — 0.6%
North Oaks Rev., (Presbyterian Homes of North Oaks, Inc.), 5.00%, 10/1/27	1,750,000	1,918,647
Township of Baytown Rev., (State Croix Preparatory Academy), 4.25%, 8/1/46	1,225,000	1,121,549
		3,040,196

15

	Principal Amount	Value
Missouri — 3.1%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	$1,250,000	$1,381,525
Health & Educational Facilities Authority of the State of Missouri Rev., (State Louis College of Pharmacy), 5.50%, 5/1/43	1,000,000	1,100,970
Health & Educational Facilities Authority of the State of Missouri Rev., (State Louis College of Pharmacy), 5.00%, 5/1/45	1,890,000	2,006,953
Kansas City Industrial Development Authority Rev., (Kansas City United Methodist Retirement Home, Inc.), 6.00%, 11/15/51(1)	1,500,000	1,482,930
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,719,495
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,059,630
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 8.25%, 5/15/45, Prerefunded at 100% of Par(4)	3,000,000	3,614,040
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	1,800,000	1,803,438
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	999,980
		16,168,961
Nebraska — 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,464,421
Nevada — 1.7%
Clark County Special Assessment, 5.00%, 8/1/30	1,475,000	1,550,107
Clark County Special Assessment, 5.00%, 8/1/32	375,000	391,462
Clark County Special Assessment, 5.00%, 8/1/35	700,000	725,858
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,121,634
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	910,000	916,443
Las Vegas Redevelopment Agency Tax Allocation, 3.00%, 6/15/32	2,500,000	2,291,900
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	1,000,000	1,013,440
		9,010,844
New Jersey — 5.8%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,421,350
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	2,000,000	2,040,360
New Jersey Economic Development Authority Rev., (NYNJ Link Borrower LLC), 5.375%, 1/1/43	1,600,000	1,794,064
New Jersey Economic Development Authority Rev., (SJF CCRC, Inc.), 5.25%, 1/1/44	1,000,000	1,038,250
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,091,760
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	554,985
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/35	1,000,000	1,044,940
New Jersey Educational Facilities Authority Rev., (College of State Elizabeth), 5.00%, 7/1/46	2,500,000	2,516,675
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/22	1,000,000	1,153,730
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/23	1,000,000	1,174,480

16

	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	$2,800,000	$3,016,412
Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34	2,000,000	1,996,760
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41	7,000,000	6,997,060
		29,840,826
New York — 11.8%
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 5.00%, 7/15/20	600,000	661,164
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,613,370
Build NYC Resource Corp. Rev., (Albert Einstein College of Medicine, Inc.), 5.50%, 9/1/45(1)	3,000,000	3,287,100
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	759,968
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,016,240
Build NYC Resource Corp. Rev., (Pratt Paper, Inc.), 5.00%, 1/1/35(1)	1,000,000	1,079,760
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,517,160
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	4,000,000	4,391,760
Nassau County Tobacco Settlement Corp. Rev., 5.00%, 6/1/35	2,000,000	1,990,840
New York City GO, 5.00%, 8/1/23	750,000	907,208
New York City GO, 5.00%, 8/1/36	900,000	1,039,500
New York City GO, VRDN, 0.79%, 6/1/17 (SBBPA: Bank of America N.A.)	1,500,000	1,500,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,074,090
New York City Water & Sewer System Rev., VRDN, 0.79%, 6/1/17 (SBBPA: Bank of America N.A.)	4,000,000	4,000,000
New York Counties Tobacco Trust Rev., 5.00%, 6/1/45	1,000,000	1,071,210
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,434,960
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,067,400
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	7,000,000	7,526,680
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	1,030,000	1,301,312
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/26	500,000	602,675
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,160,120
New York State Dormitory Authority Rev., (Touro College and University System Obligated Group), 5.50%, 1/1/44	850,000	940,015
New York Transportation Development Corp. Rev., (GA: American Airlines Group), 5.00%, 8/1/31	5,000,000	5,334,550
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 5.25%, 1/1/50	4,500,000	4,966,695
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/22	1,000,000	1,140,160
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,156,580
Newburgh GO, 5.625%, 6/15/33	1,400,000	1,541,414
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,260,300
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	1,655,000	1,825,647
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/21	1,565,000	1,765,304

17

	Principal Amount	Value
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/23	$1,000,000	$1,162,880
		61,096,062
North Carolina — 0.5%
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,037,200
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,567,020
		2,604,220
Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	2,000,000	1,930,460
Buckeye Tobacco Settlement Financing Authority Rev., 5.75%, 6/1/34	1,000,000	984,880
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/47	6,000,000	5,933,280
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,567,552
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	2,000,000	2,363,100
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,250,000	1,437,212
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,434,437
Hamilton County Rev., (Life Enriching Communities Obligated Group), 5.00%, 1/1/31	1,000,000	1,087,160
Muskingum County Rev., (Genesis Health System Obligated Group), 5.00%, 2/15/44	2,500,000	2,631,475
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.00%, 12/1/43	250,000	256,763
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.50%, 12/1/43	550,000	595,964
		20,222,283
Oklahoma — 1.0%
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,256,000
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 7.25%, 5/1/40, Prerefunded at 100% of Par(4)	2,500,000	2,934,575
		5,190,575
Oregon — 0.6%
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,099,730
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,374,663
Yamhill County Hospital Authority Rev., (Friendsview Manor), 4.00%, 11/15/26	500,000	511,570
		2,985,963
Pennsylvania — 6.4%
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,424,962
Chester County Industrial Development Authority Rev., (Collegium Charter School), 5.00%, 10/15/27	1,290,000	1,369,425
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,037,710
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,531,020
Delaware County Industrial Development Authority Rev., (Chester Fund For Education & the Arts), 5.125%, 6/1/46(1)	2,500,000	2,459,975

18

	Principal Amount	Value
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	$2,500,000	$2,696,550
Lancaster County Hospital Authority Rev., (Brethren Village), 5.125%, 7/1/37	1,000,000	1,079,210
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,348,325
Northampton County General Purpose Authority Rev., (Moravian College), 5.00%, 10/1/36	2,250,000	2,507,153
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	312,713
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,064,760
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,312,344
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/41	2,000,000	2,212,960
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,671,285
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,748,445
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	500,000	504,055
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,024,260
Philadelphia Municipal Authority Rev., 6.50%, 4/1/39, Prerefunded at 100% of Par(4)	1,500,000	1,650,645
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,869,775
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,011,780
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,050,756
		32,888,108
Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,373,136
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,033,960
		3,407,096
South Carolina — 0.9%
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/19 (BAM)	500,000	544,690
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/20 (BAM)	1,000,000	1,119,810
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,498,805
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,559,090
		4,722,395
Tennessee — 0.9%
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/31	1,700,000	1,802,204
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/37	625,000	651,062
Clarksville Public Building Authority Rev., VRDN, 0.86%, 6/1/17 (LOC: Bank of America N.A.)	1,800,000	1,800,000
Clarksville Public Building Authority Rev., VRDN, 0.86%, 6/1/17 (LOC: Bank of America N.A.)	500,000	500,000
		4,753,266

19

	Principal Amount	Value
Texas — 5.9%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	$700,000	$704,557
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,323,410
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,035,710
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,066,000
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,845,883
Houston Rev., 5.00%, 9/1/39	1,000,000	1,120,410
Houston Airport System Rev. (United Airlines, Inc.), 5.00%, 7/15/20	2,000,000	2,160,480
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	543,280
Mission Economic Development Corp. Rev., (Natgasoline LLC), 5.75%, 10/1/31(1)	1,500,000	1,574,610
New Hope Cultural Education Facilities Finance Corp. Rev., (Carillon, Inc.), 5.00%, 7/1/46	1,000,000	1,014,840
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 5.00%, 8/15/46(1)	2,000,000	1,982,580
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 5.125%, 8/15/47(1)	1,000,000	1,002,470
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	1,989,460
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	1,000,000	989,090
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,032,701
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,006,760
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47(7)	2,500,000	2,561,625
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,409,050
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/21 (BAM)	2,045,000	2,293,324
		30,656,240
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	1,000,000	1,205,650
Virginia — 2.4%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,043,950
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,773,853
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 2.75%, 1/1/26	1,500,000	1,476,255
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	985,000	1,002,897
Mosaic District Community Development Authority Special Assessment, 6.875%, 3/1/36	1,000,000	1,107,670
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,270,992

20

	Principal Amount	Value
Suffolk Economic Development Authority Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/25	$1,960,000	$2,202,354
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	985,020
Washington County Industrial Development Authority Rev., (Mountain States Health Alliance Obligated Group), 7.75%, 7/1/38	1,200,000	1,298,532
		12,161,523
Washington — 2.0%
Port of Seattle Industrial Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 4/1/30	1,000,000	1,082,210
Seattle Municipal Light & Power Rev. VRDN, 1.46%, 6/1/17	3,750,000	3,750,150
Washington Health Care Facilities Authority Rev., VRDN, 0.82%, 6/1/17 (LOC: Barclays Bank PLC)	600,000	600,000
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	1,155,000	1,186,890
Washington State Housing Finance Commission Rev., (Heron's Key Obligated Group), 7.00%, 7/1/50(1)	1,250,000	1,254,712
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,291,900
		10,165,862
West Virginia — 0.2%
West Virginia Economic Development Authority Rev., (Morgantown Energy Associates), 2.875%, 12/15/26	910,000	886,722
Wisconsin — 2.6%
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,678,005
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,008,310
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.95%, 11/15/24(1)	1,250,000	1,263,700
Public Finance Authority Rev., (North Carolina Charter Educational Foundation Obligated Group), 5.00%, 6/15/46(1)	2,500,000	2,354,175
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,056,540
Public Finance Authority Rev., (Wittenberg University), 5.25%, 12/1/39(1)	1,500,000	1,431,465
Wisconsin Health & Educational Facilities Authority Rev., (Beloit College), 5.00%, 7/1/36	625,000	679,381
Wisconsin Health & Educational Facilities Authority Rev., (Beloit College), 5.00%, 7/1/39	1,550,000	1,673,768
Wisconsin Health & Educational Facilities Authority Rev., (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,049,910
		13,195,254
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $497,971,575)		513,386,063
OTHER ASSETS AND LIABILITIES — 0.9%		4,880,005
TOTAL NET ASSETS — 100.0%		$518,266,068

21

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $64,976,532, which represented 12.5% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Escrowed to maturity in U.S. government securities or state and local government securities.

(5)	Non-income producing.

(6)	Security is in default.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

22

Statement of Assets and Liabilities

MAY 31, 2017
Assets
Investment securities, at value (cost of $497,971,575)	$513,386,063
Cash	153,463
Receivable for investments sold	275,000
Receivable for capital shares sold	359,429
Interest receivable	7,712,827
521,886,782

Liabilities
Payable for investments purchased	2,507,000
Payable for capital shares redeemed	653,326
Accrued management fees	240,257
Distribution and service fees payable	24,607
Dividends payable	195,524
3,620,714

Net Assets	$518,266,068

Net Assets Consist of:
Capital paid in	$527,708,913
Distributions in excess of net investment income	(81,340)
Accumulated net realized loss	(24,775,993)
Net unrealized appreciation	15,414,488
$518,266,068

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$347,731,605	36,358,087	$9.56
I Class	$118,345,807	12,373,351	$9.56
Y Class	$5,112	535	$9.56
A Class	$33,285,755	3,480,769	$9.56*
C Class	$18,897,789	1,976,970	$9.56
*Maximum offering price $10.01 (net asset value divided by 0.955).

See Notes to Financial Statements.

23

Statement of Operations

YEAR ENDED MAY 31, 2017
Investment Income (Loss)
Income:
Interest	$21,567,517

Expenses:
Management fees	2,960,837
Distribution and service fees:
A Class	157,528
C Class	224,952
Trustees' fees and expenses	33,388
Other expenses	15,956
3,392,661

Net investment income (loss)	18,174,856

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,545,986
Futures contract transactions	(182,371)
6,363,615

Change in net unrealized appreciation (depreciation) on investments	(18,031,111)

Net realized and unrealized gain (loss)	(11,667,496)

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,507,360

See Notes to Financial Statements.

24

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2017 AND MAY 31, 2016
Increase (Decrease) in Net Assets	May 31, 2017	May 31, 2016
Operations
Net investment income (loss)	$18,174,856	$15,529,432
Net realized gain (loss)	6,363,615	393,435
Change in net unrealized appreciation (depreciation)	(18,031,111)	17,368,535
Net increase (decrease) in net assets resulting from operations	6,507,360	33,291,402

Distributions to Shareholders
From net investment income:
Investor Class	(12,798,204)	(10,940,795)
I Class	(2,723,163)	(1,102,691)
Y Class	(27)	—
A Class	(2,031,424)	(2,785,168)
C Class	(560,604)	(695,921)
Decrease in net assets from distributions	(18,113,422)	(15,524,575)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	21,416,644	118,751,422

Net increase (decrease) in net assets	9,810,582	136,518,249

Net Assets
Beginning of period	508,455,486	371,937,237
End of period	$518,266,068	$508,455,486

Distributions in excess of net investment income	$(81,340)	$(142,774)

See Notes to Financial Statements.

25

Notes to Financial Statements

MAY 31, 2017

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

26

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

27

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $22,960,176 and $42,655,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $427,933,450 and $418,677,502, respectively.

28

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2017(1)		Year ended May 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	20,125,061	$192,437,010	17,564,776	$166,766,172
Issued in reinvestment of distributions	1,126,992	10,747,151	921,622	8,743,968
Redeemed	(21,673,963)	(204,945,436)	(8,876,206)	(84,197,259)
	(421,910)	(1,761,275)	9,610,192	91,312,881
I Class
Sold	10,194,310	98,786,369	1,508,022	14,298,251
Issued in reinvestment of distributions	287,062	2,719,061	116,307	1,102,691
Redeemed	(1,568,687)	(14,805,416)	(601,830)	(5,726,717)
	8,912,685	86,700,014	1,022,499	9,674,225
Y Class			N/A
Sold	532	5,000
Issued in reinvestment of distributions	3	27
	535	5,027
A Class
Sold	1,427,759	13,719,267	5,037,295	47,367,145
Issued in reinvestment of distributions	197,095	1,888,572	273,467	2,592,053
Redeemed	(7,527,097)	(72,724,610)	(3,361,789)	(31,699,544)
	(5,902,243)	(57,116,771)	1,948,973	18,259,654
C Class
Sold	192,501	1,838,802	362,422	3,418,554
Issued in reinvestment of distributions	43,639	416,217	54,024	511,178
Redeemed	(909,567)	(8,665,370)	(467,839)	(4,425,070)
	(673,427)	(6,410,351)	(51,393)	(495,338)
Net increase (decrease)	1,915,640	$21,416,644	12,530,271	$118,751,422

(1)	April 10, 2017 (commencement of sale) through May 31, 2017 for the Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

29

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 71 contracts.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the year ended May 31, 2017, the effect of interest rate risk derivative instruments on the Statement of Operations was $(182,371) in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2017 and May 31, 2016 were as follows:

	2017	2016
Distributions Paid From
Exempt income	$18,113,422	$15,524,575
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to expired capital loss carryovers, were made to capital paid in $(6,057,854) and accumulated net realized loss $6,057,854.

30

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$498,069,589
Gross tax appreciation of investments	$21,868,956
Gross tax depreciation of investments	(6,552,482)
Net tax appreciation (depreciation) of investments	15,316,474
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$15,316,474
Undistributed exempt income	$338,363
Accumulated short-term capital losses	$(22,323,004)
Post-October capital loss deferral	$(2,774,678)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the treatment of non-shareholder capital contributions and income from defaulted securities.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2018	2019
$(11,481,481)	$(10,841,523)

Loss deferrals represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Guidance and Standards

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

31

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017	$9.73	0.33	(0.17)	0.16	(0.33)	$9.56	1.75%	0.60%	3.51%	80%	$347,732
2016	$9.36	0.35	0.37	0.72	(0.35)	$9.73	7.90%	0.60%	3.72%	41%	$357,757
2015	$9.25	0.39	0.11	0.50	(0.39)	$9.36	5.43%	0.60%	4.12%	48%	$254,276
2014	$9.55	0.39	(0.30)	0.09	(0.39)	$9.25	1.21%	0.60%	4.40%	87%	$234,790
2013	$9.32	0.40	0.23	0.63	(0.40)	$9.55	6.85%	0.60%	4.16%	111%	$265,529
I Class(3)
2017	$9.73	0.36	(0.18)	0.18	(0.35)	$9.56	1.95%	0.40%	3.71%	80%	$118,346
2016	$9.36	0.37	0.37	0.74	(0.37)	$9.73	8.12%	0.40%	3.92%	41%	$33,660
2015	$9.25	0.40	0.11	0.51	(0.40)	$9.36	5.64%	0.40%	4.32%	48%	$22,816
2014	$9.56	0.41	(0.31)	0.10	(0.41)	$9.25	1.31%	0.40%	4.60%	87%	$13,321
2013	$9.32	0.42	0.24	0.66	(0.42)	$9.56	7.17%	0.40%	4.36%	111%	$4,273
Y Class
2017(4)	$9.40	0.05	0.16	0.21	(0.05)	$9.56	2.25%	0.37%(5)	3.88%(5)	80%(6)	$5

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017	$9.73	0.31	(0.17)	0.14	(0.31)	$9.56	1.50%	0.85%	3.26%	80%	$33,286
2016	$9.36	0.33	0.37	0.70	(0.33)	$9.73	7.64%	0.85%	3.47%	41%	$91,271
2015	$9.25	0.36	0.11	0.47	(0.36)	$9.36	5.17%	0.85%	3.87%	48%	$69,573
2014	$9.55	0.37	(0.30)	0.07	(0.37)	$9.25	0.96%	0.85%	4.15%	87%	$74,515
2013	$9.32	0.37	0.24	0.61	(0.38)	$9.55	6.58%	0.85%	3.91%	111%	$104,785
C Class
2017	$9.72	0.24	(0.16)	0.08	(0.24)	$9.56	0.85%	1.60%	2.51%	80%	$18,898
2016	$9.35	0.26	0.37	0.63	(0.26)	$9.72	6.84%	1.60%	2.72%	41%	$25,767
2015	$9.25	0.29	0.10	0.39	(0.29)	$9.35	4.28%	1.60%	3.12%	48%	$25,272
2014	$9.55	0.30	(0.30)	—	(0.30)	$9.25	0.21%	1.60%	3.40%	87%	$26,244
2013	$9.32	0.30	0.24	0.54	(0.31)	$9.55	5.91%	1.60%	3.16%	111%	$34,865

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(4)	April 10, 2017 (commencement of sale) through May 31, 2017.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the American Century Municipal Trust and Shareholders of the High-Yield Municipal Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the High-Yield Municipal Fund (one of the three funds constituting the American Century Municipal Trust, hereafter referred to as the "Fund") as of May 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 21, 2017

35

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	46	CYS Investments, Inc. (NYSE mortgage arbitrage REIT)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	46	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to present)	46	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	46	None

36

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2010 to 2011, 2013 to 2015); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	46	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	46	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	46	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	46	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	127	BioMed Valley Discoveries, Inc.
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

37

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014); Director, Client Interactions and Marketing, ACIS (2007 to 2013). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present); Associate General Counsel, ACC (2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

38

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Municipal Trust:

	Affirmative	Withhold
Tanya S. Beder	$3,681,394,924	$66,353,472
Jeremy I. Bulow	$3,710,554,959	$37,193,437
Anne Casscells	$3,710,457,757	$37,290,639
Jonathan D. Levin	$3,710,060,285	$37,688,111

The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

39

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $18,105,432 as exempt interest dividends for the fiscal year ended May 31, 2017.

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92644 1707

Annual Report

May 31, 2017

Intermediate-Term Tax-Free Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended May 31, 2017. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Shift in Sentiment Helped Municipal Bonds Overcome Early Losses

It was a tale of two markets for bond investors in general and municipal bond (muni) investors in particular. After starting the 12-month period on a strong note, bond returns began retreating in September 2016 as investors looked ahead to a likely year-end interest rate hike from the Federal Reserve (the Fed). Munis were vulnerable to a sell-off because they had rallied for 14 straight months through August, which boosted their valuations. The bond market sell-off accelerated in November, following Donald Trump’s presidential win. His pro-growth agenda fueled inflation fears that sent bond yields sharply higher, while his tax cut proposals caused additional price declines for munis. Overall, for the first six months of the reporting period, the Bloomberg Barclays U.S. Aggregate Bond Index declined -0.92%, while the Bloomberg Barclays Municipal Bond Index fell -3.52%.

Bond market performance reversed course in the second half of the reporting period, as the optimism surrounding President Trump’s policy agenda faded in the wake of health care and tax reform delays. In addition to benefiting from the tax reform delay, munis advanced due to their attractive valuations versus Treasuries following the late-2016 sell-off. Demand for munis increased, but muni supply declined. This backdrop helped munis gain 5.16% for the second half of the reporting period, according to the Bloomberg Barclays Municipal Bond Index.

Meanwhile, the Fed raised interest rates twice during the reporting period and indicated additional rate hikes and a balance sheet reduction plan are in the works. These factors, combined with President Trump’s continuing efforts to advance pro-growth policies, could trigger more bouts of bond market volatility. As always, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of May 31, 2017
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWTIX	0.87%	2.21%	3.81%	—	3/2/87
Bloomberg Barclays 7 Year Municipal Bond Index	—	1.78%	2.82%	4.74%	—	—
I Class	AXBIX	1.16%	2.41%	4.03%	—	4/15/03
Y Class	ATBYX	—	—	—	1.65%	4/10/17
A Class	TWWOX					3/1/10
No sales charge		0.70%	1.96%	—	3.05%
With sales charge		-3.79%	1.02%	—	2.40%
C Class	TWTCX	-0.05%	1.20%	—	2.28%	3/1/10
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to April 10, 2017, the
I Class was referred to as the Institutional Class.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 2007
Performance for other share classes will vary due to differences in fee structure.

Value on May 31, 2017
Investor Class — $14,540

Bloomberg Barclays 7 Year Municipal Bond Index — $15,902

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.47%	0.27%	0.24%	0.72%	1.47%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Alan Kruss, Joseph Gotelli, and Steven Permut

Performance Summary

Intermediate-Term Tax-Free Bond returned 0.87%* for the 12 months ended May 31, 2017. By comparison, the Bloomberg Barclays 7 Year Municipal Bond Index returned 1.78%. Fund returns reflect operating expenses, while index returns do not.

The absolute returns of the fund and index reflect the volatile backdrop for municipal bonds (munis) during the 12-month period. Munis generally struggled during the first half, declining along with the broad U.S. fixed-income market on expectations for a year-end Federal Reserve rate hike and prospects for pro-growth, pro-inflation policies from the new presidential administration. Furthermore, muni valuations had become stretched after an extended performance run. Munis bounced back during the second half, as renewed valuation appeal and a favorable supply/demand backdrop fueled robust gains. Furthermore, President Trump’s reform agenda hit a roadblock, which eased investors’ concerns about tax law changes and their potential impact on the muni market. The fund’s underperformance relative to the Bloomberg Barclays index primarily was due to our broad-based maturity strategy, explained below.

Broad Fiscal Backdrop Was Healthy; Market Fundamentals Remained Stable Despite Isolated Credit Events

From a broad fiscal standpoint, state and local finances across the U.S. generally remained healthy during the reporting period, even as many states experienced a slowdown in tax revenues from investors delaying their capital gains due to anticipated tax reform legislation. States with heavy financial ties to the energy industry continued to face challenges, but ongoing spending constraints and budget cuts generally helped improve most states’ financial profiles.

Despite isolated negative credit events for specific issuers, muni market fundamentals remained stable and continued to provide support to the broad market. The ratio of muni credit rating upgrades to downgrades remained on a modest uptrend, and the muni default rate remained low. However, special circumstances, such as the political/budgetary challenges facing issuers in Illinois, New Jersey, and Connecticut, may continue to pressure select isolated credit ratings. We believe the main problems facing these issuers are largely due to their own individual circumstances and are not indicative of any particular systemic municipal market problem.

Maturity, Duration Strategies Detracted from Results; Sector Allocation Aided Performance

We generally maintain a “laddered” maturity structure, which seeks broad exposure to different muni maturities to achieve the portfolio’s target weighted average maturity (WAM). Conversely, the index focuses on a particular segment of the muni yield curve to achieve its WAM. In late 2016, the portfolio’s exposure to the longer end of the yield curve, which steepened in the aftermath of the U.S. presidential election, detracted from relative performance. Longer-maturity yields increased more than the intermediate-maturity yields emphasized in the index. At the same time, the portfolio’s duration (price sensitivity to interest rate changes) was slightly longer than the index’s, which weighed on relative performance as yields increased. After the election, we resumed a neutral duration strategy, which remained in place through the end of May. We used U.S. Treasury futures contracts at times as part of our duration strategy.

* All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the benchmark, other share classes may not. See page 3 for returns for all share classes.

Our exposure to longer-maturity securities via our laddered maturity structure continued to weigh on relative performance in early 2017. As investors tempered their expectations for President Trump’s administration to quickly implement its pro-growth agenda, Treasury yields declined, and muni yields followed suit. Intermediate-maturity yields declined more than yields at the longer end of the yield curve, which led to underperformance for the fund relative to the index.

In terms of sector exposure, we continued to favor revenue bonds versus general obligation (GO) bonds. This positioning aided portfolio performance. Within the revenue bond sector, we continued to overweight hospital, higher education, and transportation (mainly airports and toll roads) bonds. Overall, security selection modestly detracted from relative performance.

Portfolio Positioning

The U.S. election results initially triggered expectations for higher interest rates and inflation from President Trump’s pro-growth agenda. But recent setbacks in implementing that agenda have caused the “Trump Trade” to lose some of its momentum and investors to scale back their economic growth, interest rate, and inflation expectations. Given these developments, we believe the likelihood of Congress enacting tax reform in the near term is reduced. We continue to have a positive outlook toward munis, expecting investor demand to remain healthy, fund flows to remain positive, and supply to gradually increase but remain lower than last year’s high levels. The 10-year muni ratio, a representation of the relationship between yields on 10-year U.S. Treasury notes and 10-year AAA-rated munis, ended the period at 86%, below its one-year average of 94% and well off the recent high of 107%, which occurred during the post-election sell-off. We expect the ratio to move closer to its average later in 2017, as muni supply increases. We continue to favor securities in the hospital, higher education, and transportation sectors, and we plan to increase the portfolio’s exposure to risk as attractive opportunities arise. As always, fundamental credit research will drive our investment decisions.

Fund Characteristics

MAY 31, 2017
Portfolio at a Glance
Weighted Average Maturity	9.6 years
Average Duration (Modified)	4.6 years

Top Five States and Territories	% of net assets
California	13.4%
New York	12.2%
Texas	8.9%
Illinois	8.9%
Pennsylvania	6.1%

Top Five Sectors	% of fund investments
Hospital	14%
General Obligation (GO) - Local	11%
General Obligation (GO) - State	10%
Tollroads	9%
Lease Revenue	9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.7%
Other Assets and Liabilities	0.3%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,042.50	$2.39	0.47%
I Class	$1,000	$1,044.40	$1.38	0.27%
Y Class	$1,000	$1,016.50(2)	$0.34(3)	0.24%
A Class	$1,000	$1,042.10	$3.67	0.72%
C Class	$1,000	$1,038.30	$7.47	1.47%
Hypothetical
Investor Class	$1,000	$1,022.59	$2.37	0.47%
I Class	$1,000	$1,023.59	$1.36	0.27%
Y Class	$1,000	$1,023.74(4)	$1.21(4)	0.24%
A Class	$1,000	$1,021.34	$3.63	0.72%
C Class	$1,000	$1,017.60	$7.39	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through May 31, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 52, the number of days in the period from April 10, 2017 (commencement of sale) through May 31, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

Schedule of Investments

MAY 31, 2017

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.7%
Alabama — 0.6%
Alabama 21st Century Authority Rev., 5.00%, 6/1/17	$1,500,000	$1,500,000
Alabama 21st Century Authority Rev., 5.00%, 6/1/19	4,510,000	4,847,032
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,154,930
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,158,840
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,239,880
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	7,114,207
		18,014,889
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,135,510
Valdez Rev., (BP Pipelines Alaska, Inc.) (GA: BP plc), 5.00%, 1/1/21	2,600,000	2,896,062
		7,031,572
Arizona — 1.9%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRDN, 1.58%, 7/3/17	7,500,000	6,540,825
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(5)	500,000	512,360
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(5)	500,000	537,860
Arizona Water Infrastructure Finance Authority Rev., 5.00%, 10/1/18	3,000,000	3,166,320
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/36	1,875,000	2,029,706
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/41	1,200,000	1,290,360
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/46	1,300,000	1,393,236
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(5)	10,965,000	11,486,276
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,046,232
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	920,792
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	740,584
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,840,313
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,690,110
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	834,428
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	717,984
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,187,720

	Principal Amount	Value
Navajo County Unified School District No. 20 Whiteriver Rev., 5.00%, 7/1/17 (NATL)	$1,815,000	$1,820,953
Phoenix GO, 6.25%, 7/1/17	1,070,000	1,074,943
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	1,000,000	1,154,000
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,477,813
Phoenix Civic Improvement Corp. Rev., 5.50%, 7/1/24	2,000,000	2,099,840
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/40	3,050,000	3,326,086
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,065,000	1,115,417
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	672,451
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,120,000	1,219,590
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	733,564
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/18, Prerefunded at 100% of Par(1)	4,900,000	5,020,099
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	4,400,000	4,656,388
		60,306,250
Arkansas — 0.2%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,169,840
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,608,839
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,371,528
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/26	1,000,000	1,185,600
		5,335,807
California — 13.4%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	763,595
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/23	1,000,000	1,114,460
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,190,870
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	8,071,551
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/18 (AGM)(2)	2,585,000	2,547,621
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24	1,500,000	1,807,605
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(2)	2,000,000	1,616,320
Anaheim Public Financing Authority Rev., 5.00%, 5/1/26	2,000,000	2,389,120
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	2,049,973
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	2,037,560
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,317,120
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,307,500
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,068,146
Bay Area Toll Authority Rev., VRDN, 1.48%, 6/1/17	2,000,000	2,012,020
Bay Area Toll Authority Rev., VRDN, 1.88%, 6/1/17	3,750,000	3,806,512
Bay Area Toll Authority Rev., VRDN, 1.50%, 4/2/18	2,000,000	2,004,140
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,051,560

	Principal Amount	Value
California Educational Facilities Authority Rev., (Pomona College), 5.00%, 1/1/24	$3,500,000	$3,733,660
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.75%, 9/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,769,800
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	10,000,000	11,276,500
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.50%, 7/1/19, Prerefunded at 100% of Par(1)	5,000,000	5,475,800
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	2,335,000	2,512,110
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	2,060,576
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 0.89%, 6/1/17 (LOC: Bank of the West)	340,000	340,000
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/19, Prerefunded at 100% of Par(1)	1,450,000	1,561,041
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(5)	850,000	883,261
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(5)	1,750,000	1,791,633
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	695,400
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,171,200
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,179,780
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,185,200
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(1)	1,500,000	1,733,220
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(1)	4,000,000	4,391,680
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(1)	2,035,000	2,420,042
California State Public Works Board Rev., 5.00%, 4/1/24	11,500,000	13,390,025
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,813,550
California Statewide Communities Development Authority Rev., 5.25%, 10/1/19, Prerefunded at 101% of Par (AGM)(1)	110,000	110,392
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,796,325
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,808,145
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,194,770
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	10,400,000	11,601,512
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(5)	2,385,000	2,414,359
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(2)	2,530,000	1,756,706
Foothill-De Anza Community College District GO, 5.00%, 8/1/17 (Ambac)	820,000	825,986

	Principal Amount	Value
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	$2,450,000	$2,835,311
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/18	3,750,000	3,765,975
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	4,000,000	4,640,640
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,888,475
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,967,300
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	885,000	885,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	2,021,005
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	10,000,000	9,999,500
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,559,529
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,855,110
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,585,223
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,758,166
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,463,513
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,232,642
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,309,154
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,412,882
Los Angeles Community College District GO, 5.00%, 8/1/18, Prerefunded at 100% of Par(1)	2,250,000	2,360,295
Los Angeles County COP, 5.00%, 9/1/20	900,000	1,009,080
Los Angeles County COP, 5.00%, 9/1/21	1,250,000	1,441,150
Los Angeles Department of Water Rev., 4.00%, 7/1/17	100,000	100,281
Los Angeles Department of Water Rev., 5.00%, 7/1/18	500,000	522,995
Los Angeles Department of Water Rev., 5.00%, 7/1/19	250,000	271,650
Los Angeles Department of Water Rev., 5.00%, 7/1/20	5,000,000	5,471,200
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,124,400
Los Angeles Department of Water Rev., 5.00%, 7/1/21	500,000	578,840
Los Angeles Unified School District GO, 5.00%, 7/1/18	3,205,000	3,350,956
Los Angeles Unified School District GO, 5.00%, 7/1/18	2,300,000	2,404,742
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	2,400,000	2,596,152
Metropolitan Water District of Southern California Rev., VRDN, 1.16%, 6/1/17	7,000,000	6,997,200
Northern California Power Agency Rev., 5.00%, 7/1/19 (AGC)	2,300,000	2,401,660
Northern California Power Agency Rev., 5.00%, 7/1/20 (AGC)	2,500,000	2,609,950
Northern California Power Agency Rev., 5.00%, 7/1/21 (AGC)	5,000,000	5,218,250
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/21	1,100,000	1,275,197
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(1)	1,975,000	2,420,264
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,268,448
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,591,102
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,218,520
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/34	1,000,000	1,173,920
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	800,000	936,576
Palomar Health COP, 6.00%, 11/1/41	5,985,000	6,531,849
Palomar Health Rev., 5.00%, 11/1/20	1,375,000	1,507,041
Palomar Health Rev., 5.00%, 11/1/22	2,500,000	2,830,950

	Principal Amount	Value
Palomar Health Rev., 5.00%, 11/1/23	$2,500,000	$2,860,625
Palomar Health Rev., 5.00%, 11/1/25	2,095,000	2,430,430
Palomar Health Rev., 5.00%, 11/1/26	2,000,000	2,327,140
Palomar Health Rev., 5.00%, 11/1/28	3,500,000	4,008,585
Palomar Health Rev., 5.00%, 11/1/30	3,325,000	3,745,745
Palomar Health Rev., 5.00%, 11/1/31	2,125,000	2,382,401
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,129,230
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	5,110,000	1,996,937
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/19	300,000	310,227
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	322,344
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	374,052
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,349,444
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	734,049
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,236,701
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	2,865,000	3,369,498
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,767,052
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(1)	2,000,000	2,250,060
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(1)	3,070,000	3,453,842
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,774,960
State of California GO, 5.00%, 10/1/17	8,000,000	8,114,480
State of California GO, 5.00%, 11/1/17, Prerefunded at 100% of Par(1)	150,000	152,658
State of California GO, 5.00%, 11/1/17, Prerefunded at 100% of Par(1)	1,715,000	1,745,390
State of California GO, 5.00%, 7/1/18(1)	870,000	910,011
State of California GO, 5.00%, 9/1/24	10,000,000	11,821,400
State of California GO, 5.00%, 3/1/26	5,000,000	6,141,800
State of California GO, 5.00%, 12/1/26	3,955,000	4,762,571
State of California GO, 5.00%, 2/1/27	10,000,000	11,777,700
State of California GO, 5.00%, 11/1/27	5,000,000	5,982,700
State of California GO, 5.00%, 2/1/28	10,000,000	11,719,200
State of California GO, 5.75%, 4/1/31	15,130,000	16,456,750
State of California GO, 4.00%, 9/1/32	10,000,000	10,920,500
State of California GO, 5.00%, 11/1/32	920,000	934,692
State of California GO, 6.00%, 4/1/38	5,000,000	5,465,700
State of California GO, 5.50%, 11/1/39	10,000,000	10,979,500
State of California GO, VRDN, 1.39%, 6/1/17	8,500,000	8,468,805
State of California GO, VRDN, 1.46%, 6/1/17	4,000,000	4,043,120
State of California GO, VRN, 1.68%, 6/1/17	4,000,000	4,008,320
State of California GO, VRN, 1.78%, 6/1/17	1,600,000	1,608,000
State of California GO, VRN, 1.93%, 6/1/17	2,120,000	2,139,737

	Principal Amount	Value
State of California Department of Water Resources Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	$2,795,000	$2,913,033
State of California Department of Water Resources Rev., 5.00%, 12/1/22	205,000	213,672
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(1)	6,215,000	6,457,758
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,394,950
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/17 (BAM)	400,000	403,044
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/18 (BAM)	500,000	518,260
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(1)	2,800,000	3,009,804
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	5,305,000	5,313,541
University of California Rev., VRDN, 1.40%, 5/15/21	3,350,000	3,354,455
		434,995,312
Colorado — 3.3%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,355,501
Adams County COP, 4.00%, 12/1/26	2,250,000	2,541,757
Adams County COP, 4.00%, 12/1/27	1,310,000	1,467,789
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,350,312
City & County of Denver Rev., 4.00%, 8/1/46	1,500,000	1,578,780
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,831,525
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,411,700
City & County of Denver Airport System Rev. VRDN, 1.56%, 6/1/17	4,000,000	4,011,640
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	2,037,997
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,327,892
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,338,661
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,200,443
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,374,521
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,525,126
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/15/23	2,000,000	2,375,840
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,590,075
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,367,975
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/18	200,000	206,498
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/19	250,000	264,955
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/20	690,000	745,807
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	357,152

	Principal Amount	Value
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	$400,000	$443,968
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	888,504
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	572,392
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	387,457
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	429,281
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	438,776
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	277,403
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,379,888
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	648,786
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,118,080
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,113,640
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,705,513
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,319,860
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,731,645
E-470 Public Highway Authority Rev., VRDN, 1.60%, 6/1/17	2,500,000	2,503,625
E-470 Public Highway Authority Rev., VRDN, 1.74%, 6/1/17	1,000,000	1,001,950
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,171,750
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	238,844
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/45	3,875,000	4,229,214
Regional Transportation District COP, 5.50%, 6/1/21	2,000,000	2,258,460
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	11,527,544
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 7/15/19	3,600,000	3,872,628
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 1/15/20	4,835,000	5,246,652
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	3,155,174
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,515,640
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,511,244
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,509,046
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,616,835
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,351,126
University of Colorado Rev., 5.25%, 6/1/19, Prerefunded at 100% of Par(1)	1,400,000	1,518,398
		105,945,269
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/19	1,000,000	1,041,850

	Principal Amount	Value
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	$1,000,000	$1,055,200
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,061,860
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,965,026
Connecticut State Health & Educational Facility Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,329,849
Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 0.875%, 2/8/18	17,900,000	17,893,019
Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 1.375%, 7/11/18	7,500,000	7,527,450
New Haven GO, 5.00%, 8/1/23 (AGM)	10,000,000	11,590,000
State of Connecticut, Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,362,220
		51,826,474
District of Columbia — 0.9%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,355,650
District of Columbia Rev., 5.00%, 12/1/17	5,000,000	5,107,300
District of Columbia Rev., 5.00%, 12/1/19	5,000,000	5,506,750
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23	1,000,000	1,190,940
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24	1,000,000	1,207,730
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,142,053
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/18, Prerefunded at 100% of Par (AGC)(1)	1,200,000	1,265,952
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/39	5,000,000	5,369,550
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/17	5,000,000	5,017,650
		30,163,575
Florida — 4.8%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,192,090
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,160,360
Broward County Airport System Rev., 5.00%, 10/1/26	1,000,000	1,157,190
Citizens Property Insurance Corp. Rev., 6.00%, 6/1/17	2,500,000	2,500,000
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/18	4,440,000	4,617,556
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,723,244
Escambia County Rev., (Gulf Power Co.), VRDN, 2.10%, 4/11/19	1,500,000	1,522,755
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,155,420
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	860,910
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,426,013
Florida Municipal Power Agency Rev., 5.25%, 10/1/19, Prerefunded at 100% of Par(1)	2,000,000	2,195,280
Fort Myers Rev., 4.00%, 12/1/29	170,000	184,610
Fort Myers Rev., 4.00%, 12/1/30	150,000	162,137
Fort Myers Rev., 4.00%, 12/1/31	650,000	699,459
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.375%, 6/1/18, Prerefunded at 100% of Par (AGM)(1)	2,000,000	2,089,420

	Principal Amount	Value
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.50%, 6/1/18, Prerefunded at 100% of Par (AGM)(1)	$1,000,000	$1,045,950
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	2,018,555
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,500,585
Lee County School Board COP, 5.00%, 8/1/17	3,370,000	3,393,758
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,682,427
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	3,019,174
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	1,037,400
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,671,124
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	899,828
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,447,940
Miami-Dade County Aviation Rev., 5.25%, 10/1/17, Prerefunded at 100% of Par (AGM)(1)	4,650,000	4,718,680
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,844,475
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,260,130
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/26	2,000,000	2,367,620
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,763,325
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	933,328
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,868,647
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,119,480
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,155,730
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,725,210
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/42	9,520,000	10,701,146
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,275,199
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	470,260
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	595,765
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	604,100
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	1,000,000	1,089,440
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 3.00%, 10/1/32	250,000	239,278
Orange County School Board COP, 5.00%, 8/1/26	8,000,000	9,321,920
Orange County School Board COP, 5.00%, 8/1/27	6,500,000	7,553,065
Orlando Utilities Commission Rev., 6.75%, 10/1/17(1)	175,000	178,175
Orlando Utilities Commission Rev., 5.00%, 4/1/19, Prerefunded at 100% of Par(1)	945,000	1,014,921
Orlando Utilities Commission Rev., 5.00%, 10/1/19	1,500,000	1,641,120
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,502,966
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	2,076,847
Orlando Utilities Commission Rev., 5.00%, 10/1/33	1,265,000	1,351,956
Orlando-Orange County Expressway Authority Rev., (Central Florida Expressway Authority), 5.00%, 7/1/40	1,880,000	2,053,129
Palm Beach County Health Facilities Authority Rev., (Bethesda Healthcare System Obligated Group), 5.25%, 7/1/40 (AGM)	5,850,000	6,317,181
School District of Broward County COP, 5.00%, 7/1/26	12,000,000	13,610,640
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,605,520
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,931,628

	Principal Amount	Value
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	$3,250,000	$3,499,762
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(1)	430,000	476,741
Sunrise Utility System Rev., 5.20%, 10/1/22 (Ambac)	570,000	601,002
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	879,544
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,088,750
Tampa Rev., 6.00%, 10/1/18 (Ambac)	100,000	102,560
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	3,700,000	3,806,671
Tampa Bay Water Rev., 5.00%, 10/1/17	5,000	5,071
Tampa Water & Wastewater System Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,017,570
		155,731,737
Georgia — 0.4%
Athens-Clarke County Unified Government Water & Sewerage Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,289,520
Atlanta Tax Allocation, 5.00%, 1/1/20	625,000	681,881
Atlanta Tax Allocation, 5.00%, 1/1/20	1,000,000	1,091,010
Atlanta Tax Allocation, 5.00%, 1/1/20	950,000	1,036,460
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	218,416
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	840,683
Atlanta Tax Allocation, 5.00%, 1/1/23	300,000	348,867
Atlanta Tax Allocation, 5.00%, 1/1/24	300,000	352,824
Atlanta Tax Allocation, 5.00%, 1/1/25	225,000	268,085
Atlanta Tax Allocation, 5.00%, 1/1/26	300,000	359,658
Atlanta Tax Allocation, 5.00%, 1/1/27	300,000	359,145
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/21	4,000,000	4,301,840
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	395,000	404,476
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/35	1,000,000	1,080,370
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,635,630
		14,268,865
Guam — 0.3%
Guam Government GO, 6.00%, 11/15/19	3,175,000	3,362,071
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,587,570
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,104,760
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,277,860
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,136,780
		9,469,041
Hawaii — 0.7%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(1)	905,000	1,071,167
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/40	2,500,000	2,708,025
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/40	1,000,000	1,092,420
State of Hawaii GO, 5.00%, 8/1/23	6,000,000	7,253,700

	Principal Amount	Value
State of Hawaii GO, 5.00%, 12/1/23	$10,000,000	$11,541,000
		23,666,312
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Obligated Group), 5.00%, 7/1/35 (AGM)	500,000	540,260
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,338,310
		3,878,570
Illinois — 8.9%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,378,193
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,960,146
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,073,280
Chicago GO, 5.00%, 1/1/25	10,000,000	10,195,500
Chicago GO, 6.00%, 1/1/38	5,000,000	5,225,700
Chicago Midway International Airport Rev., 5.00%, 1/1/19	800,000	850,136
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	901,496
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	690,660
Chicago O'Hare International Airport Rev., 5.25%, 1/1/18 (NATL)	5,000,000	5,125,350
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	1,000,000	1,119,790
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,763,460
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,777,520
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,751,948
Chicago O'Hare International Airport Rev., 5.75%, 1/1/39	2,000,000	2,261,760
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,229,822
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,105,440
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,101,700
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	831,421
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	829,836
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,492,786
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,647,063
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,346,250
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,712,000
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,889,950
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,367,980
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,615,355
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,771,850
Cook County GO, 5.00%, 11/15/25	3,600,000	4,263,300
Cook County GO, 5.00%, 11/15/27	2,800,000	3,290,812
Cook County GO, 5.00%, 11/15/28	4,150,000	4,845,623
Cook County GO, 5.00%, 11/15/29	3,100,000	3,589,831
Cook County GO, 5.00%, 11/15/30	2,500,000	2,878,400
Cook County GO, 5.00%, 11/15/31	2,350,000	2,690,679
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,177,380
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,127,816
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,386,766

	Principal Amount	Value
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	$2,000,000	$2,275,540
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,458,880
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,650,040
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,754,940
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/26	1,065,000	1,214,654
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/27	1,095,000	1,252,691
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/30	1,900,000	2,118,633
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/33	3,000,000	3,288,990
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,287,160
Illinois Finance Authority Rev., (CDH-Delnor Health System), 5.00%, 11/1/27	3,340,000	3,640,834
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	806,205
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,350,051
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,434,650
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,509,038
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,798,099
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/36	2,000,000	2,205,280
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,538,091
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,368,520
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,215,320
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,231,600
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/36	7,600,000	7,233,452
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 5.00%, 2/15/41	1,500,000	1,620,840
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,779,100
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,328,114
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20	1,045,000	1,141,077
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22	825,000	930,452
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23	1,000,000	1,139,100
Illinois Finance Authority Rev., (University of Chicago), VRDN, 1.10%, 2/15/18	3,875,000	3,879,534
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	17,225,856

	Principal Amount	Value
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	$2,500,000	$2,833,350
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,150,000	6,150,000
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,477,200
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	455,000	506,620
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,095,450
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,124,300
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	2,003,277
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,451,956
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,367,600
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,328,350
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,245,360
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,263,300
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,028,590
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,139,888
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,127,560
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,206,009
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	943,784
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,781,970
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,194,210
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,178,130
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	903,478
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	667,440
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	877,958
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,152,740
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	1,030,867
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,390,367
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 4.00%, 1/1/19 (AGM)	6,070,000	6,329,857
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 5.00%, 1/1/20 (AGM)	2,735,000	2,982,463
		288,725,814
Indiana — 1.5%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	2,052,175
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,628,120
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,691,237
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,350,798
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,452,640
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,398,481
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,959,825
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	3,072,855
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,514,324
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	2,031,470
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,124,588

	Principal Amount	Value
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	$1,000,000	$1,120,340
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,145,988
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,159,589
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,105,210
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,495,143
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,177,650
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,338,048
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,426,900
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,646,367
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,390,888
Indiana University Rev., 5.00%, 8/1/17	2,000,000	2,014,360
Indiana University Rev., 5.00%, 8/1/19	4,200,000	4,571,616
		47,868,612
Iowa — 0.1%
State of Iowa Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,701,150
Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	910,592
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	1,051,016
		1,961,608
Kentucky — 1.7%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/20	400,000	422,500
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	572,792
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	2,000,000	2,036,620
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	2,420,000	2,597,168
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,879,512
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	963,674
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	890,678
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,591,066
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,623,509
Kentucky Economic Development Finance Authority Rev., (Baptist Healthcare System Obligated Group), 5.375%, 8/15/24	3,000,000	3,139,140
Kentucky Economic Development Finance Authority Rev., (Baptist Healthcare System Obligated Group), 5.625%, 8/15/27	1,250,000	1,308,425
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	831,255
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,125,840

	Principal Amount	Value
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	$1,620,000	$1,846,881
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,302,640
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,565,946
Kentucky Public Transportation Infrastructure Authority Rev., 5.00%, 7/1/17	8,850,000	8,870,975
Kentucky Turnpike Authority Rev., 5.00%, 7/1/19	1,000,000	1,081,390
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,674,435
Louisville/Jefferson County Metropolitan Government Rev., (Louisville Gas & Electric Co.), VRDN, 1.50%, 4/1/19	5,000,000	5,018,050
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,769,040
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,783,575
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,313,466
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,378,560
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,646,586
		56,233,723
Louisiana — 1.4%
Louisiana Public Facilities Authority Rev., (Black & Gold Facilities, Inc.), 5.00%, 7/1/17, Prerefunded at 100% of Par (AGC)(1)	1,465,000	1,470,127
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	10,128,000
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,505,320
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/19(2)	1,000,000	952,640
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/20(2)	1,760,000	1,630,006
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/21(2)	1,000,000	894,660
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), 5.00%, 10/1/21	1,345,000	1,515,223
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/22(2)	1,450,000	1,249,828
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/23(2)	1,000,000	830,590
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	1,000,000	1,175,280
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	1,000,000	1,166,510
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 3.00%, 5/15/31	1,500,000	1,459,830
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,900,120
New Orleans Sewerage Service Rev., 5.00%, 6/1/17	750,000	750,000
New Orleans Sewerage Service Rev., 5.00%, 6/1/18	500,000	519,330
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	376,072
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	452,852
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	294,220
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	237,634
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	1,660,000	1,866,936
Regional Transit Authority Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,020,680
Regional Transit Authority Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,094,050

	Principal Amount	Value
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	$1,250,000	$1,404,700
		43,894,608
Maine — 0.1%
Portland General Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,895,933
Maryland — 1.5%
Baltimore Rev., 4.25%, 6/1/26	2,135,000	2,201,911
Baltimore Rev., 4.00%, 9/1/27(3)	400,000	409,440
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,531,170
Baltimore Rev., 5.00%, 9/1/38(3)	1,600,000	1,702,720
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/21(3)	1,000,000	1,130,760
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/22(3)	500,000	573,690
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/23(3)	1,520,000	1,762,182
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/24(3)	850,000	993,097
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/25(3)	2,000,000	2,343,960
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	342,315
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	377,979
Maryland Economic Development Corp. Rev., 5.00%, 7/1/25	200,000	237,842
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	429,806
Maryland Economic Development Corp. Rev., 5.00%, 7/1/26	175,000	208,084
Maryland Economic Development Corp. Rev., 5.00%, 7/1/27	120,000	143,635
Maryland Economic Development Corp. Rev., 5.00%, 7/1/28	130,000	154,720
Maryland Economic Development Corp. Rev., 5.00%, 7/1/29	175,000	206,426
Maryland Economic Development Corp. Rev., 5.00%, 7/1/30	250,000	292,985
Maryland Economic Development Corp. Rev., 5.00%, 7/1/31	300,000	349,593
Maryland Economic Development Corp. Rev., 5.00%, 7/1/32	325,000	376,893
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,434,377
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,154,170
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.75%, 6/1/35	1,000,000	1,077,890
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/20	500,000	538,495
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	550,520
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	4,101,563
Maryland Health & Higher Educational Facilities Authority Rev., (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,719,683
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	531,700
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	772,767
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 4.00%, 6/1/42	1,250,000	1,276,562
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,128,950
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,767,915
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/20	1,260,000	1,353,479
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	2,017,647

	Principal Amount	Value
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	$1,945,000	$2,137,108
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,251,954
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,386,113
State of Maryland GO, 5.25%, 8/15/18	4,000,000	4,213,200
		49,183,301
Massachusetts — 2.2%
Massachusetts Bay Transportation Authority Rev., 5.25%, 7/1/18, Prerefunded at 100% of Par(1)	2,485,000	2,603,758
Massachusetts Development Finance Agency Rev., (Bentley University), 5.00%, 7/1/40	1,100,000	1,264,329
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	646,665
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	462,404
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	617,521
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	649,561
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	546,768
Massachusetts Development Finance Agency Rev., (President & Fellows of Harvard College), 5.50%, 11/15/18, Prerefunded at 100% of Par(1)	5,285,000	5,643,534
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	546,975
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	618,242
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,549,771
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,524,881
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,270,809
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,343,424
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/25	250,000	302,200
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/26	1,000,000	1,213,800
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/27	1,100,000	1,319,252
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/20	500,000	551,415
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/21	725,000	818,373
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/22	750,000	859,410
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/23	1,250,000	1,456,788
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/24	1,000,000	1,174,120
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,043,066

	Principal Amount	Value
Massachusetts Health & Educational Facilities Authority Rev., (Foundation of Massachusetts Eye & Ear Obligated Group), 5.375%, 7/1/35	$2,000,000	$2,154,140
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,157,636
Massachusetts Port Authority Rev., 4.00%, 7/1/18	1,305,000	1,349,801
Massachusetts Port Authority Rev., 5.00%, 7/1/19	250,000	271,160
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	3,008,646
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	9,253,680
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	4,185,824
Massachusetts School Building Authority Rev., 5.00%, 10/15/32	6,630,000	7,580,875
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(1)	1,755,000	2,023,743
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(1)	1,000,000	1,153,130
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/23	1,000,000	1,098,250
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/24	6,000,000	6,586,260
		69,850,211
Michigan — 5.3%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	974,774
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,649,369
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,776,096
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,872,268
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,024,746
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,143,596
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,975,888
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,619,597
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,748,167
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,215,520
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,489,800
Detroit Sewage Disposal System Rev. (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	19,250,000	21,469,717
Detroit Water Supply System Rev. (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/17	1,300,000	1,304,225
Detroit Water Supply System Rev. (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/36	1,000,000	1,077,100
Lansing Board of Water & Light Rev., 5.00%, 7/1/27	5,000,000	5,682,050
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,144,960
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	585,590
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,194,760

	Principal Amount	Value
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	$1,000,000	$1,212,300
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,226,330
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,716,726
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,881,982
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,527,950
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	4,010,564
Michigan Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.10%, 8/15/19	3,000,000	2,993,490
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,173,400
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,254,860
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,685,040
Michigan Finance Authority Rev., (Henry Ford Health System Obligated Group), 5.00%, 11/15/28	4,370,000	5,218,873
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/22(3)	2,500,000	2,748,650
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/27(3)	4,225,000	4,834,583
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/32(3)	4,000,000	4,407,840
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,194,470
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,643,782
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,457,838
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,814,289
Michigan State Building Authority Rev., 5.25%, 10/15/20	4,000,000	4,378,400
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,136,295
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	918,308
Michigan State Hospital Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	6,970,000	7,012,029
Michigan State Hospital Finance Authority Rev., (McLaren Health Care Corp.), 5.00%, 6/1/17	1,600,000	1,600,000
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21	2,500,000	2,470,700
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21	1,375,000	1,358,885
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,177,470
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,168,969
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	381,801
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,508,603
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,590,478
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,777,508
State of Michigan Rev., 5.00%, 3/15/25	11,000,000	13,509,430
Wayne County Airport Authority Rev., 5.00%, 12/1/18 (NATL)	3,000,000	3,061,290
Wayne County Airport Authority Rev., 5.00%, 12/1/19 (NATL)	2,000,000	2,040,520

	Principal Amount	Value
Wayne County Airport Authority Rev., 5.00%, 12/1/30	$1,000,000	$1,132,830
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	733,935
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,322,545
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,284,619
Ypsilanti School District GO, 5.00%, 5/1/21 (Q-SBLF)	510,000	571,792
Ypsilanti School District GO, 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,241,168
Ypsilanti School District GO, 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,344,400
Ypsilanti School District GO, 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,859,559
		170,532,724
Minnesota — 0.6%
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	582,000
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,416,180
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	954,472
Minnesota Higher Education Facilities Authority Rev., (College of St. Benedict), 4.00%, 3/1/43	1,000,000	1,029,750
Rochester Rev., (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,815,280
State Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,415,160
State Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,190,190
State of Minnesota GO, 5.00%, 8/1/19	5,000,000	5,439,400
		19,842,432
Mississippi — 0.8%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	645,000	707,442
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,122,070
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,141,720
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,731,915
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,286,860
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,137,510
Jackson Water & Sewer System Rev., 4.00%, 9/1/18 (BAM)	380,000	391,457
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	667,038
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	600,721
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	637,194
Mississippi Development Bank Rev., 5.00%, 7/1/19 (Ambac)	4,160,000	4,462,806
Mississippi Development Bank Rev., 6.875%, 12/1/40 (AGM)	4,250,000	5,467,795
State of Mississippi GO, 5.00%, 12/1/27	5,000,000	5,995,700
		26,350,228
Missouri — 0.8%
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/24	3,030,000	3,524,102
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/26	3,340,000	3,898,481
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/28	1,685,000	1,935,071
Health & Educational Facilities Authority of the State of Missouri Rev., (Washington University), 5.375%, 3/15/18, Prerefunded at 100% of Par(1)	2,250,000	2,330,730
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/19	1,475,000	1,560,609
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/23	1,790,000	1,973,636

	Principal Amount	Value
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/24	$380,000	$418,612
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/25	975,000	1,068,688
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/26	1,000,000	1,090,350
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/27	1,100,000	1,194,292
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/28	1,135,000	1,245,663
Missouri Highway & Transportation Commission Rev., 5.00%, 5/1/18	2,700,000	2,803,869
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	335,000	392,583
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	300,000	360,306
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	485,648
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	700,000	856,471
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	1,000,000	1,241,880
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,010,280
		27,391,271
Nebraska — 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,861,200
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,567,031
Nebraska Public Power District Rev., 5.00%, 1/1/18, Prerefunded at 100% of Par(1)	2,500,000	2,561,275
		9,989,506
Nevada — 0.7%
Clark County Rev., (Nevada Power Co.), VRDN, 1.60%, 5/21/20	1,500,000	1,503,960
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,382,185
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,248,019
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,963,011
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,030,027
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	1,010,933
Reno Rev., VRDN, 0.92%, 6/1/17 (LOC: Bank of New York Mellon)	10,095,000	10,095,000
		22,233,135
New Jersey — 5.0%
New Jersey Economic Development Authority Rev., 5.00%, 9/1/18, Prerefunded at 100% of Par(1)	110,000	115,696
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,474,300
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,521,637
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,350,132
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,368,100
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,313,550
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	5,566,200

	Principal Amount	Value
New Jersey Economic Development Authority Rev., 5.25%, 6/15/40	$3,500,000	$3,670,555
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/30	575,000	616,159
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/31	500,000	531,710
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/32	1,000,000	1,058,560
New Jersey Educational Facilities Authority Rev., (College of St. Elizabeth), 5.00%, 7/1/21	1,115,000	1,178,968
New Jersey Educational Facilities Authority Rev., (College of St. Elizabeth), 5.00%, 7/1/26	2,105,000	2,268,916
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,822,796
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,805,745
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,103,338
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/20, Prerefunded at 100% of Par(1)	1,250,000	1,378,538
New Jersey Health Care Facilities Financing Authority Rev., (RWJ Barnabas Health Obligated Group), 5.00%, 1/1/20, Prerefunded at 100% of Par(1)	1,925,000	2,124,507
New Jersey Health Care Facilities Financing Authority Rev., (State Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	2,044,717
New Jersey Health Care Facilities Financing Authority Rev., (State Joseph's Healthcare System Obligated Group), 5.00%, 7/1/27	2,000,000	2,323,740
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,776,270
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,753,875
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	4,200,000	4,524,618
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,739,609
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/23	3,000,000	3,221,820
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,471,885
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,202,740
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,219,500
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,162,400
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	12,980,000	13,135,760
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,083,200
New Jersey Turnpike Authority Rev., 5.00%, 1/1/18	1,700,000	1,740,647
New Jersey Turnpike Authority Rev., 5.00%, 1/1/20	10,000,000	10,987,800
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	6,180,096
New Jersey Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,306,420
New Jersey Turnpike Authority Rev., 5.00%, 1/1/29	14,940,000	17,158,441
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	6,001,631

	Principal Amount	Value
South Jersey Port Corp. Rev., 5.00%, 1/1/27	$1,030,000	$1,101,080
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,475,711
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,743,346
Tobacco Settlement Financing Corp. Rev., 4.625%, 6/1/26	5,000,000	5,012,750
		162,637,463
New Mexico — 0.5%
Farmington Rev., (Public Service Co. of New Mexico), VRDN, 2.125%, 6/1/17(3)	3,000,000	3,029,940
New Mexico Finance Authority Rev., 5.00%, 6/15/17	1,000,000	1,001,690
New Mexico Finance Authority Rev., 5.00%, 6/15/18	3,000,000	3,131,160
New Mexico Finance Authority Rev., 4.00%, 6/15/19	2,000,000	2,126,000
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,947,579
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,211,700
New Mexico Municipal Energy Acquisition Authority Rev., VRDN, 5.00%, 8/1/19 (SBBPA: Royal Bank of Canada)	5,000,000	5,382,750
		17,830,819
New York — 12.2%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	480,544
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	413,815
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	412,192
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 6.25%, 1/15/20, Prerefunded at 100% of Par(1)	3,700,000	4,201,202
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,205,160
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,659,259
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,276,968
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,489,448
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/47	5,000,000	5,017,550
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,721,571
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,998,044
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,974,880
Metropolitan Transportation Authority Rev., 5.00%, 11/15/17	2,000,000	2,038,900
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	1,750,000	1,921,832
Metropolitan Transportation Authority Rev., 5.25%, 11/15/19 (NATL)	4,900,000	5,409,551
Metropolitan Transportation Authority Rev., 6.25%, 11/15/23	960,000	1,035,466
Metropolitan Transportation Authority Rev., 5.00%, 11/15/26	4,595,000	5,462,444
Metropolitan Transportation Authority Rev., 5.00%, 11/15/26	5,000,000	5,880,450
Metropolitan Transportation Authority Rev., 5.00%, 11/15/29	10,360,000	12,110,736
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	2,100,000	2,365,482
Metropolitan Transportation Authority Rev., 5.00%, 11/15/43	5,250,000	5,873,332
Metropolitan Transportation Authority Rev., VRDN, 1.14%, 6/1/17	7,500,000	7,496,475
Metropolitan Transportation Authority Rev., VRDN, 1.15%, 6/1/17	1,000,000	999,840
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	129,498

	Principal Amount	Value
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	$100,000	$107,712
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	982,906
New York City GO, 5.00%, 8/1/17	8,340,000	8,399,381
New York City GO, 5.00%, 8/1/17	15,000,000	15,106,800
New York City GO, 5.00%, 8/1/17	2,190,000	2,205,593
New York City GO, 5.00%, 11/1/17 (AGM)	5,000	5,017
New York City GO, 5.00%, 8/1/18	4,095,000	4,292,543
New York City GO, 5.00%, 8/1/18	5,000,000	5,241,200
New York City GO, 5.00%, 8/1/18	5,000,000	5,241,200
New York City GO, 5.00%, 8/1/19	4,555,000	4,948,916
New York City GO, 5.00%, 10/1/19	5,000,000	5,463,700
New York City GO, 5.00%, 8/1/22	7,565,000	8,955,069
New York City GO, 5.00%, 8/1/23	10,000,000	12,096,100
New York City GO, 5.00%, 8/1/25	1,700,000	2,098,650
New York City GO, 5.00%, 8/1/26	5,370,000	6,553,065
New York City GO, 5.00%, 8/1/36	4,600,000	5,313,000
New York City Transitional Finance Authority Building Aid Rev., 5.50%, 1/15/39	2,000,000	2,143,240
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/17	5,365,000	5,459,156
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/17	6,205,000	6,313,898
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	6,199,100
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	12,960,000	15,378,854
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	12,202,100
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,680,270
New York City Water & Sewer System Rev., 5.00%, 6/15/17(1)	1,350,000	1,352,241
New York City Water & Sewer System Rev., 5.00%, 6/15/39	5,070,000	5,463,483
New York City Water & Sewer System Rev., 5.00%, 6/15/39	7,010,000	7,554,046
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(2)	3,000,000	1,378,170
New York Counties Tobacco Trust Rev., 5.00%, 6/1/36	550,000	596,854
New York Counties Tobacco Trust Rev., 5.00%, 6/1/41	400,000	433,824
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	12,375,101
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,193,390
New York State Dormitory Authority Rev., 5.00%, 2/15/27	8,235,000	9,541,730
New York State Dormitory Authority Rev., 5.75%, 3/15/36	10,000,000	10,839,900
New York State Dormitory Authority Rev., 5.00%, 2/15/39	3,995,000	4,254,755
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,074,750
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 5.50%, 5/1/19, Prerefunded at 100% of Par(1)	1,450,000	1,577,136
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(5)	800,000	850,704
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(5)	1,100,000	1,180,520

	Principal Amount	Value
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(5)	$900,000	$1,019,394
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(5)	2,600,000	2,999,724
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(5)	1,300,000	1,507,701
New York State Thruway Authority Rev., 5.00%, 5/1/19	12,000,000	12,905,760
New York State Thruway Authority Rev., 5.00%, 1/1/24	3,330,000	3,900,762
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,949,750
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,876,500
Niagara Falls Bridge Commission Rev., 4.00%, 10/1/19 (AGC)	1,990,000	2,064,685
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	850,000	936,088
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	3,213,432
State of New York GO, 5.00%, 2/15/39	2,000,000	2,131,460
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/17	10,360,000	10,360,000
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/18	8,330,000	8,330,000
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	515,870
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	816,359
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,092,700
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,100,000	1,181,268
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/17	3,325,000	3,389,970
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	844,599
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,519,951
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	3,910,000	4,128,491
TSASC, Inc. Rev., 5.00%, 6/1/20	2,000,000	2,188,240
TSASC, Inc. Rev., 5.00%, 6/1/20	1,000,000	1,072,570
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,248,820
TSASC, Inc. Rev., 5.00%, 6/1/21	1,000,000	1,085,630
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,140,030
TSASC, Inc. Rev., 5.00%, 6/1/22	1,300,000	1,426,217
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,304,420
TSASC, Inc. Rev., 5.00%, 6/1/24	1,000,000	1,113,410
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,689,903
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/25	1,000,000	1,185,600
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/28	1,000,000	1,156,610
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/29	1,000,000	1,147,090
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/30	1,000,000	1,140,180
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/20	500,000	548,215
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	558,715
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,193,439

	Principal Amount	Value
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	$2,000,000	$2,294,620
		395,806,886
North Carolina — 0.8%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,098,400
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,003,590
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,319,313
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	1,000,000	1,026,640
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,957,497
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/26(3)	905,000	1,115,186
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/27(3)	965,000	1,200,306
North Carolina Municipal Power Agency No. 1 Rev., 5.25%, 1/1/18, Prerefunded at 100% of Par(1)	2,500,000	2,564,600
North Carolina Municipal Power Agency No. 1 Rev., 5.25%, 1/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,051,680
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(1)	1,280,000	1,361,677
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/28	4,050,000	4,600,435
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/30	520,000	549,879
North Carolina Turnpike Authority Rev., 5.00%, 1/1/19	350,000	370,794
North Carolina Turnpike Authority Rev., 5.00%, 1/1/20	800,000	872,384
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	885,519
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	801,430
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	450,000	500,328
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	412,088
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	890,492
		26,582,238
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/30	5,000,000	4,955,250
Cleveland COP, 5.00%, 11/15/19	2,450,000	2,644,089
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,675,172
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,535,972
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,878,926
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,770,822
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,281,024
Cleveland Airport System Rev., 5.00%, 1/1/25 (AGM)	4,000,000	4,560,640
Cleveland Airport System Rev., 5.00%, 1/1/25	2,500,000	2,843,325
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	3,560,000	4,025,470
Cleveland Airport System Rev., 5.00%, 1/1/26	2,530,000	2,857,230
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	857,610
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,561,950
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,250,000	2,385,112
Cuyahoga County Rev., 5.00%, 12/1/20	1,400,000	1,571,808
Cuyahoga County Rev., 5.00%, 12/1/24	500,000	596,375

	Principal Amount	Value
Cuyahoga County Rev., 5.00%, 12/1/25	$370,000	$437,399
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,706,220
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	2,012,097
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,565,946
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,315,600
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,855,968
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	2,008,213
Kent State University Rev., 4.00%, 5/1/23	1,800,000	2,042,622
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	5,051,832
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	520,000	565,625
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19(1)	1,520,000	1,660,782
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	3,480,000	3,798,490
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,182,739
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,242,938
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,351,362
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,437,194
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,518,278
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,755,372
Ohio Water Development Authority Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,083,400
State of Ohio Rev., 5.00%, 6/1/17	4,540,000	4,540,000
		81,132,852
Oklahoma — 0.4%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.50%, 8/15/18, Prerefunded at 100% of Par(1)	3,000,000	3,166,380
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,837,755
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,208,960
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,196,400
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	282,373
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,884,197
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	564,280
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	668,586
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,106,670
		11,915,601
Oregon — 0.6%
Forest Grove Rev., (Oak Tree Foundation, Inc.), 3.00%, 3/1/18	175,000	177,224

	Principal Amount	Value
Forest Grove Rev., (Oak Tree Foundation, Inc.), 4.00%, 3/1/19	$320,000	$333,309
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,164,363
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	396,035
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	283,928
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	227,866
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	363,249
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	676,674
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	540,175
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	314,306
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	273,883
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	241,544
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	317,703
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	278,618
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	235,570
Oregon Health & Science University Rev., 5.75%, 7/1/19, Prerefunded at 100% of Par(1)	3,200,000	3,516,768
State of Oregon GO, 5.00%, 5/1/19	1,080,000	1,164,737
State of Oregon GO, 5.00%, 5/1/20	1,870,000	2,086,004
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,124,470
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,723,860
State of Oregon GO, 5.00%, 8/1/21	750,000	868,455
State of Oregon GO, 5.00%, 8/1/22	700,000	830,550
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,623,517
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,233,900
		19,996,708
Pennsylvania — 6.1%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,334,525
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,156,040
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	643,464
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	427,388
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 9/1/18	1,500,000	1,575,285
Berks County Municipal Authority Rev., (Reading Hospital Obligated Group), VRDN, 2.28%, 6/1/17	2,500,000	2,516,725
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	901,163
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	471,544
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/32	250,000	268,740
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/34	200,000	212,378

	Principal Amount	Value
Coatesville School District GO, 4.00%, 8/1/20	$250,000	$269,308
Coatesville School District GO, 5.00%, 8/1/21	1,000,000	1,135,630
Coatesville School District GO, 5.00%, 8/1/22	875,000	1,013,399
Coatesville School District GO, 5.00%, 8/1/24	1,000,000	1,194,920
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,590,707
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,728,618
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,197,230
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,688,011
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/24	525,000	630,063
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/25	750,000	908,903
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/26	650,000	790,088
Doylestown Hospital Authority Rev., (Doylestown Hospital) (GA: Doylestown Health Foundation), 4.00%, 7/1/17	1,000,000	1,002,470
Doylestown Hospital Authority Rev., (Doylestown Hospital) (GA: Doylestown Health Foundation), 4.00%, 7/1/19	1,105,000	1,161,443
Doylestown Hospital Authority Rev., (Doylestown Hospital) (GA: Doylestown Health Foundation), 5.00%, 7/1/22	1,820,000	2,077,930
Doylestown Hospital Authority Rev., (Doylestown Hospital) (GA: Doylestown Health Foundation), 5.00%, 7/1/41	3,000,000	3,250,290
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,198,007
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,253,337
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,305,307
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,352,853
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,412,309
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 1.55%, 8/1/17	5,000,000	4,273,400
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,543,900
Monroe County Hospital Authority Rev., (Pocono Medical Center Obligated Group), 4.00%, 7/1/19	1,400,000	1,474,760
Monroe County Hospital Authority Rev., (Pocono Medical Center Obligated Group), 5.00%, 7/1/21	700,000	791,630
Monroe County Hospital Authority Rev., (Pocono Medical Center Obligated Group), 5.00%, 7/1/24	530,000	624,176
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/25	1,510,000	1,738,493
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.25%, 3/1/31	1,300,000	1,476,176
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/37	1,525,000	1,661,243
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,121,852
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,311,342
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	6,107,200

	Principal Amount	Value
Pennsylvania Economic Development Financing Authority Rev., 5.00%, 7/1/19	$15,525,000	$16,849,127
Pennsylvania Economic Development Financing Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 6.25%, 10/15/19, Prerefunded at 100% of Par(1)	4,490,000	4,938,506
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	562,670
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	846,041
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	820,773
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	901,028
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/25	1,000,000	1,156,780
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/26	1,000,000	1,148,360
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/27	1,250,000	1,428,125
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,790,624
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania), 5.00%, 9/1/19(1)	1,000,000	1,090,000
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/21(4)	2,000,000	1,798,900
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,186,570
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/27	945,000	1,111,774
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,171,120
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,401,064
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,689,400
Pennsylvania Turnpike Commission Rev., VRN, 1.38%, 6/1/17	5,000,000	4,998,850
Pennsylvania Turnpike Commission Rev., VRN, 1.46%, 6/1/17	3,945,000	3,941,883
Philadelphia GO, 5.00%, 8/1/20	2,500,000	2,775,575
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,410,760
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,902,575
Philadelphia Gas Works Co Rev., 5.25%, 8/1/17	660,000	664,620
Philadelphia Municipal Authority Rev., 5.00%, 4/1/20	600,000	660,048
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,126,910
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	823,408
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,471,491
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,773,960
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	2,026,638
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,094,435
Philadelphia Water & Wastewater Rev., 5.25%, 1/1/19, Prerefunded at 100% of Par(1)	1,665,000	1,779,419
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,510,480
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,166,140
Reading GO, 4.00%, 11/1/20 (BAM)	1,170,000	1,255,574
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	487,862

	Principal Amount	Value
Reading GO, 5.00%, 11/1/23 (BAM)	$1,345,000	$1,562,191
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,445,071
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,831,230
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,918,673
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,166,870
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,074,356
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,616,050
School District of Philadelphia GO, 5.00%, 9/1/23	5,000,000	5,682,250
Scranton School District GO, 3.00%, 6/1/17	300,000	300,000
Scranton School District GO, 4.00%, 6/1/18	350,000	357,452
Scranton School District GO, 5.00%, 6/1/19	425,000	449,331
Scranton School District GO, 5.00%, 6/1/20	630,000	680,841
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,489,782
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,524,388
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,203,024
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	587,970
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	713,166
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	747,275
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,090,660
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	945,593
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	916,142
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,157,120
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	807,814
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	804,076
Township of Exeter GO, 5.30%, 7/15/19 (Ambac)	1,830,000	1,986,941
		197,612,003
Rhode Island — 0.2%
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,192,830
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	537,080
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	586,585
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	580,275
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,571,772
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,309,880
		7,778,422
South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/24	1,750,000	2,117,220

	Principal Amount	Value
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/25	$2,945,000	$3,532,616
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,144,780
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,999,600
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	292,778
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,371,950
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	542,808
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)	625,000	682,031
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL)	875,000	950,241
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,231,388
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,853,927
		23,719,339
Tennessee — 0.2%
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/20	300,000	327,309
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,129,726
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	565,080
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	428,621
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	732,368
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	463,526
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	446,246
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	561,232
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	558,377
Tennessee State School Bond Authority Rev., 5.125%, 5/1/18, Prerefunded at 100% of Par(1)	820,000	852,169
		6,064,654
Texas — 8.9%
Allen Independent School District GO, 5.25%, 2/15/19, Prerefunded at 100% of Par(1)	3,325,000	3,569,520
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,440,017
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/20	500,000	540,205
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	883,744
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	837,060
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/22	650,000	740,181
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	750,000	853,838
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	650,000	752,895
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/24	1,500,000	1,757,070
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/25	800,000	927,776
Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	507,455
Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	548,010
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	319,866
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	291,730
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,566,435

	Principal Amount	Value
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	$860,000	$965,900
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(1)	2,500,000	2,925,375
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,298,380
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,345,460
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,367,100
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,262,180
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,289,871
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,486,638
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,087,250
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,172,479
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	569,215
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,720,245
Dallas GO, 5.00%, 2/15/18	4,350,000	4,473,670
Dallas Area Rapid Transit Rev., 5.00%, 12/1/19	2,250,000	2,475,675
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22 (PSF-GTD)	10,000,000	11,547,400
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/18	720,000	761,177
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	845,475
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	3,000,000	3,381,900
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	578,680
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	5,067,990
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	472,828
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	775,232
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/18 (BAM)	150,000	153,090
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/19 (BAM)	150,000	157,016
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/20 (BAM)	240,000	256,474
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	400,000	435,268
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	335,756
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	443,468
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	532,675
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	265,841
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	219,030
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,286,196
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	548,635
Fort Worth Water & Sewer System Rev., 5.00%, 2/15/24	11,780,000	14,368,302
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	9,445,609
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,499,142

	Principal Amount	Value
Harris County Rev., 5.00%, 8/15/17	$5,000,000	$5,043,600
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,911,051
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	2,024,968
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,814,985
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,200,520
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,192,290
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,101,370
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,670,000
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,054,790
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), 5.50%, 12/1/18	2,500,000	2,663,000
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,353,797
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	1,017,621
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	994,381
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	830,921
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	898,001
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,176,430
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	595,853
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,653,165
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,148,730
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	552,842
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,136,290
Houston Rev., 5.00%, 9/1/25	1,000,000	1,196,020
Houston Rev., 5.00%, 9/1/27	2,050,000	2,411,108
Houston Rev., 5.00%, 9/1/28	710,000	829,564
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	3,011,379
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,680,600
Houston Airport System Rev., 5.50%, 7/1/39	4,000,000	4,187,000
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,088,750
Houston Independent School District GO, VRDN, 1.70%, 6/1/18 (PSF-GTD)	14,050,000	14,143,151
Lamar Consolidated Independent School District GO, VRDN, 1.05%, 8/15/18 (PSF-GTD)	5,000,000	5,001,500
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(1)	1,000,000	1,088,350
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,825,056
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,108,870
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,800,518
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,210,360
Mansfield Independent School District GO, VRDN, 1.75%, 8/1/17 (PSF-GTD)	6,305,000	6,313,133

	Principal Amount	Value
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	$2,000,000	$2,458,540
Mission Economic Development Corp. Rev., (Progressive Waste Solutions of, Inc.), VRDN, 0.82%, 6/1/17 (LOC: Bank of America N.A.) (GA: IESI Corp.)(LOC: Bank of America N.A.)(GA: IESI Corp.)	1,200,000	1,200,000
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 3.625%, 8/15/22(5)	400,000	401,440
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 4.25%, 8/15/27(5)	610,000	610,085
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	3,015,176
North Texas Tollway Authority Rev., 5.00%, 1/1/21	7,615,000	8,603,960
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,199,545
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,383,820
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,812,850
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	7,079,126
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,210,640
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,365,732
Red River Education Finance Corp. Rev., (Houston Baptist University), 5.50%, 10/1/46	3,150,000	3,505,761
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/18	785,000	813,841
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/19	1,000,000	1,071,240
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/20	1,000,000	1,100,640
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/21	785,000	884,491
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 3.00%, 6/1/22	655,000	690,128
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/22	880,000	1,010,830
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	1,970,000	2,285,693
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	870,000	1,009,418
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	2,065,000	2,422,142
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	455,000	533,692
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/25	685,000	808,581
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/26	1,150,000	1,353,734
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/27	1,675,000	1,957,204
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/28	1,000,000	1,160,430
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/29	1,420,000	1,635,911
San Antonio GO, 5.00%, 2/1/18	2,650,000	2,725,074
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,940,817
State of Texas GO, 5.00%, 10/1/17	2,225,000	2,256,617
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 4.00%, 11/15/34	2,000,000	2,103,000

	Principal Amount	Value
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	$2,000,000	$2,421,340
Texas Municipal Gas Acquisition & Supply Corp. I Rev., (6A: Merrill Lynch & Co.),, 6.25%, 12/15/26	6,000,000	7,399,560
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,613,004
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,773,908
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,801,428
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,170,510
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,599,645
Texas Transportation Commission State Highway Fund Rev., VRDN, 4.00%, 10/1/21	2,000,000	2,213,400
University of North Texas Rev., 5.00%, 4/15/27	5,770,000	6,958,274
Williamson County GO, 5.00%, 2/15/19 (NATL)	1,000,000	1,069,180
		288,912,795
Utah — 0.5%
Salt County Lake Rev., (Westminster College), 5.00%, 10/1/26	1,050,000	1,210,566
Salt County Lake Rev., (Westminster College), 5.00%, 10/1/27	2,145,000	2,442,704
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,211,780
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,234,010
State of Utah GO, 5.00%, 7/1/18	4,000,000	4,181,720
Utah Transit Authority Rev., 5.00%, 6/15/24	2,900,000	3,371,743
Utah Transit Authority Rev., 5.00%, 6/15/25	1,220,000	1,409,576
		15,062,099
Vermont — 0.5%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	581,525
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	848,385
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	2,145,000	2,174,022
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,614,438
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	710,350
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,153,210
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	896,352
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,135,600
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	1,014,309
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	560,160
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,620,080
		15,308,431

	Principal Amount	Value
Virginia — 0.5%
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(1)	$1,430,000	$1,589,588
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,617,760
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	2,022,112
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	699,476
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	770,659
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,192,800
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,172,220
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	808,367
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,544,590
		15,417,572
Washington — 4.6%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/17	5,875,000	5,980,691
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18	2,410,000	2,518,956
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18	5,115,000	5,346,249
Energy Northwest Rev., (Bonneville Power Administration), 5.25%, 7/1/18	3,000,000	3,143,700
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,110,960
Seattle Municipal Light & Power Rev., 5.00%, 2/1/19	5,000,000	5,341,450
Seattle Municipal Light & Power Rev. VRDN, 1.46%, 6/1/17	11,250,000	11,250,450
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	11,786,500
State of Washington GO, 5.00%, 6/1/21	1,650,000	1,902,532
State of Washington GO, 5.00%, 7/1/21	3,375,000	3,900,589
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,305,280
State of Washington GO, 5.00%, 7/1/22	5,000,000	5,776,550
State of Washington GO, 5.00%, 7/1/23	3,855,000	4,551,329
State of Washington GO, 5.00%, 7/1/26	14,000,000	16,494,660
State of Washington GO, 5.00%, 7/1/27	10,000,000	12,124,700
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,707,367
Tacoma Electric System Rev., 4.00%, 1/1/18	1,000,000	1,018,760
Tacoma Electric System Rev., 4.00%, 1/1/19	2,000,000	2,097,560
Tacoma Electric System Rev., 5.00%, 1/1/19	1,000,000	1,064,470
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 1.79%, 6/1/17	2,000,000	2,008,080
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 1.83%, 6/1/17	2,000,000	2,003,140
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.25%, 10/1/33 (AGM)	4,500,000	4,734,630
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,632,885

	Principal Amount	Value
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	$5,000,000	$5,258,650
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/25	980,000	1,162,839
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/26	2,010,000	2,397,327
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/30	1,270,000	1,473,708
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/31	1,340,000	1,547,271
		148,641,283
Wisconsin — 1.1%
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.00%, 11/15/22(5)	2,200,000	2,214,674
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,616,147
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,190,020
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,805,565
State of Wisconsin GO, 5.00%, 5/1/19	5,000,000	5,393,300
State of Wisconsin GO, 5.00%, 5/1/20	3,000,000	3,348,690
State of Wisconsin GO, 5.00%, 5/1/21	2,500,000	2,875,875
Wisconsin Department of Transportation Rev., 5.00%, 7/1/18	750,000	784,073
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital) (GA: Mayo Clinic), 5.50%, 11/15/22	4,655,000	5,047,556
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital) (GA: Mayo Clinic), 5.75%, 11/15/30	5,800,000	6,265,334
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(5)	3,580,000	3,628,688
		34,169,922
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $3,114,627,222)		3,227,877,016
OTHER ASSETS AND LIABILITIES — 0.3%		9,596,390
TOTAL NET ASSETS — 100.0%		$3,237,473,406

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $32,038,679, which represented 1.0% of total net assets.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2017
Assets
Investment securities, at value (cost of $3,114,627,222)	$3,227,877,016
Cash	417,184
Receivable for investments sold	435,000
Receivable for capital shares sold	3,342,542
Interest receivable	40,181,431
3,272,253,173

Liabilities
Payable for investments purchased	27,624,346
Payable for capital shares redeemed	5,348,079
Accrued management fees	992,444
Distribution and service fees payable	25,520
Dividends payable	789,378
34,779,767

Net Assets	$3,237,473,406

Net Assets Consist of:
Capital paid in	$3,136,875,495
Accumulated net realized loss	(12,651,883)
Net unrealized appreciation	113,249,794
$3,237,473,406

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,559,408,183	137,092,357	$11.37
I Class	$1,604,320,347	141,017,697	$11.38
Y Class	$5,084	447	$11.37
A Class	$59,167,629	5,200,840	$11.38*
C Class	$14,572,163	1,281,916	$11.37
*Maximum offering price $11.92 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED MAY 31, 2017
Investment Income (Loss)
Income:
Interest	$98,527,575

Expenses:
Management fees	12,010,488
Distribution and service fees:
A Class	180,924
C Class	164,936
Trustees' fees and expenses	208,727
Other expenses	128,417
12,693,492

Net investment income (loss)	85,834,083

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	25,710,249
Futures contract transactions	(757,436)
24,952,813

Change in net unrealized appreciation (depreciation) on investments	(80,754,279)

Net realized and unrealized gain (loss)	(55,801,466)
Net Increase (Decrease) in Net Assets Resulting from Operations	$30,032,617

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2017 AND MAY 31, 2016
Increase (Decrease) in Net Assets	May 31, 2017	May 31, 2016
Operations
Net investment income (loss)	$85,834,083	$89,764,276
Net realized gain (loss)	24,952,813	20,398,232
Change in net unrealized appreciation (depreciation)	(80,754,279)	46,931,594
Net increase (decrease) in net assets resulting from operations	30,032,617	157,094,102

Distributions to Shareholders
From net investment income:
Investor Class	(40,367,429)	(40,808,375)
I Class	(43,560,789)	(47,124,673)
Y Class	(20)	—
A Class	(1,645,252)	(1,567,922)
C Class	(250,638)	(257,429)
Decrease in net assets from distributions	(85,824,128)	(89,758,399)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(50,529,843)	(109,289,313)

Net increase (decrease) in net assets	(106,321,354)	(41,953,610)

Net Assets
Beginning of period	3,343,794,760	3,385,748,370
End of period	$3,237,473,406	$3,343,794,760

Distributions in excess of net investment income	—	$(9,955)

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2017

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $83,401,000 and $51,990,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2017 were $1,783,373,168 and $1,868,582,205, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2017(1)		Year ended May 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	36,871,008	$416,130,198	25,673,146	$293,679,687
Issued in connection with reorganization (Note 9)	3,744,752	43,738,818	—	—
Issued in reinvestment of distributions	3,219,569	36,583,767	3,218,673	36,811,671
Redeemed	(47,248,458)	(532,989,315)	(31,746,104)	(362,688,811)
	(3,413,129)	(36,536,532)	(2,854,285)	(32,197,453)
I Class
Sold	49,794,983	562,550,332	37,202,483	425,080,766
Issued in connection with reorganization (Note 9)	148,019	1,728,195	—	—
Issued in reinvestment of distributions	3,305,519	37,564,200	3,688,901	42,199,358
Redeemed	(53,492,622)	(604,913,158)	(47,548,158)	(545,525,247)
	(244,101)	(3,070,431)	(6,656,774)	(78,245,123)
Y Class			N/A
Sold	445	5,000
Issued in reinvestment of distributions	2	20
	447	5,020
A Class
Sold	1,937,381	22,057,940	1,760,497	20,137,788
Issued in connection with reorganization (Note 9)	972,246	11,352,913	—	—
Issued in reinvestment of distributions	142,245	1,616,109	134,297	1,536,349
Redeemed	(3,925,447)	(44,469,361)	(1,715,356)	(19,616,783)
	(873,575)	(9,442,399)	179,438	2,057,354
C Class
Sold	127,445	1,458,947	182,065	2,079,494
Issued in connection with reorganization (Note 9)	189,036	2,205,976	—	—
Issued in reinvestment of distributions	17,998	204,230	17,047	194,847
Redeemed	(474,514)	(5,354,654)	(278,379)	(3,178,432)
	(140,035)	(1,485,501)	(79,267)	(904,091)
Net increase (decrease)	(4,670,393)	$(50,529,843)	(9,410,888)	$(109,289,313)

(1)	April 10, 2017 (commencement of sale) through May 31, 2017 for the Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 354 contracts.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the year ended May 31, 2017, the effect of interest rate risk derivative instruments on the Statement of Operations was $(757,436) in net realized gain (loss) on futures contract transactions.
8. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2017 and May 31, 2016 were as follows:

	2017	2016
Distributions Paid From
Exempt income	$85,824,128	$89,758,399
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$3,114,627,222
Gross tax appreciation of investments	$124,257,219
Gross tax depreciation of investments	(11,007,425)
Net tax appreciation (depreciation) on investments	113,249,794
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$113,249,794
Other book-to-tax adjustments	$(198,805)
Undistributed exempt income	—
Accumulated short-term capital losses	$(12,453,078)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Reorganization

On June 14, 2016, the Board of Trustees approved an agreement and plan of reorganization (the reorganization), whereby the net assets of Long-Term Tax-Free Fund, one fund in a series issued by the trust, were transferred to Intermediate-Term Tax-Free Bond Fund in exchange for shares of Intermediate-Term Tax-Free Bond Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Intermediate-Term Tax-Free Bond Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on August 19, 2016.

The reorganization was accomplished by a tax-free exchange of shares. On August 19, 2016, Long-Term Tax-Free Fund exchanged its shares for shares of Intermediate-Term Tax-Free Bond Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
Long-Term Tax-Free Fund – Investor Class	3,777,089	Intermediate-Term Tax-Free Bond Fund – Investor Class	3,744,752
Long-Term Tax-Free Fund – Institutional Class	149,168	Intermediate-Term Tax-Free Bond Fund – I Class (formerly Institutional Class)	148,019
Long-Term Tax-Free Fund – A Class	980,642	Intermediate-Term Tax-Free Bond Fund – A Class	972,246
Long-Term Tax-Free Fund – C Class	190,506	Intermediate-Term Tax-Free Bond Fund – C Class	189,036

The net assets of Long-Term Tax-Free Fund and Intermediate-Term Tax-Free Bond Fund immediately before the reorganization were $59,025,902 and $3,371,464,578, respectively. Long-Term Tax-Free Fund's unrealized appreciation of $2,385,991 was combined with that of Intermediate-Term Tax-Free Bond Fund. Immediately after the reorganization, the combined net assets were $3,430,490,480.

Assuming the reorganization had been completed on June 1, 2016, the beginning of the annual reporting period, the pro forma results of operations for the year ended May 31, 2017 are as follows:

Net investment income (loss)	$86,138,228
Net realized and unrealized gain (loss)	(55,311,614)
Net increase (decrease) in net assets resulting from operations	$30,826,614

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Long-Term Tax-Free Fund that have been included in the fund’s Statement of Operations since August 19, 2016.

10. Recently Issued Accounting Guidance and Standards

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017	$11.56	0.29	(0.19)	0.10	(0.29)	—	(0.29)	$11.37	0.87%	0.47%	2.52%	54%	$1,559,408
2016	$11.33	0.29	0.23	0.52	(0.29)	—	(0.29)	$11.56	4.66%	0.47%	2.55%	32%	$1,624,065
2015	$11.45	0.30	(0.12)	0.18	(0.30)	—	(0.30)	$11.33	1.59%	0.47%	2.64%	34%	$1,624,982
2014	$11.61	0.29	(0.12)	0.17	(0.29)	(0.04)	(0.33)	$11.45	1.55%	0.47%	2.61%	41%	$1,753,597
2013	$11.63	0.29	(0.01)	0.28	(0.29)	(0.01)	(0.30)	$11.61	2.43%	0.47%	2.44%	58%	$2,040,120
I Class(3)
2017	$11.56	0.31	(0.18)	0.13	(0.31)	—	(0.31)	$11.38	1.16%	0.27%	2.72%	54%	$1,604,320
2016	$11.34	0.31	0.22	0.53	(0.31)	—	(0.31)	$11.56	4.77%	0.27%	2.75%	32%	$1,633,080
2015	$11.45	0.32	(0.11)	0.21	(0.32)	—	(0.32)	$11.34	1.89%	0.27%	2.84%	34%	$1,676,931
2014	$11.61	0.32	(0.12)	0.20	(0.32)	(0.04)	(0.36)	$11.45	1.76%	0.27%	2.81%	41%	$1,511,995
2013	$11.64	0.31	(0.02)	0.29	(0.31)	(0.01)	(0.32)	$11.61	2.55%	0.27%	2.64%	58%	$1,939,174
Y Class
2017(4)	$11.23	0.04	0.14	0.18	(0.04)	—	(0.04)	$11.37	1.65%	0.24%(5)	2.83%(5)	54%(6)	$5

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017	$11.56	0.26	(0.18)	0.08	(0.26)	—	(0.26)	$11.38	0.70%	0.72%	2.27%	54%	$59,168
2016	$11.34	0.26	0.22	0.48	(0.26)	—	(0.26)	$11.56	4.30%	0.72%	2.30%	32%	$70,224
2015	$11.45	0.27	(0.11)	0.16	(0.27)	—	(0.27)	$11.34	1.43%	0.72%	2.39%	34%	$66,830
2014	$11.61	0.27	(0.12)	0.15	(0.27)	(0.04)	(0.31)	$11.45	1.30%	0.72%	2.36%	41%	$43,283
2013	$11.64	0.26	(0.02)	0.24	(0.26)	(0.01)	(0.27)	$11.61	2.09%	0.72%	2.19%	58%	$78,349
C Class
2017	$11.55	0.17	(0.18)	(0.01)	(0.17)	—	(0.17)	$11.37	(0.05)%	1.47%	1.52%	54%	$14,572
2016	$11.33	0.18	0.22	0.40	(0.18)	—	(0.18)	$11.55	3.53%	1.47%	1.55%	32%	$16,425
2015	$11.44	0.19	(0.11)	0.08	(0.19)	—	(0.19)	$11.33	0.67%	1.47%	1.64%	34%	$17,005
2014	$11.60	0.18	(0.12)	0.06	(0.18)	(0.04)	(0.22)	$11.44	0.54%	1.47%	1.61%	41%	$17,912
2013	$11.63	0.17	(0.02)	0.15	(0.17)	(0.01)	(0.18)	$11.60	1.33%	1.47%	1.44%	58%	$25,592

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(4)	April 10, 2017 (commencement of sale) through May 31, 2017.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the American Century Municipal Trust and Shareholders of the Intermediate-Term Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Intermediate-Term Tax-Free Bond Fund (one of the three funds constituting the American Century Municipal Trust, hereafter referred to as the "Fund") as of May 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 21, 2017

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	46	CYS Investments, Inc. (NYSE mortgage arbitrage REIT)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	46	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to present)	46	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	46	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2010 to 2011, 2013 to 2015); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	46	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	46	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	46	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	46	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	127	BioMed Valley Discoveries, Inc.
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014); Director, Client Interactions and Marketing, ACIS (2007 to 2013). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present); Associate General Counsel, ACC (2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Municipal Trust:

	Affirmative	Withhold
Tanya S. Beder	$3,681,394,924	$66,353,472
Jeremy I. Bulow	$3,710,554,959	$37,193,437
Anne Casscells	$3,710,457,757	$37,290,639
Jonathan D. Levin	$3,710,060,285	$37,688,111

The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $85,786,113 as exempt interest dividends for the fiscal year ended May 31, 2017.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92645 1707

Annual Report

May 31, 2017

Tax-Free Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended May 31, 2017. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Shift in Sentiment Helped Municipal Bonds Overcome Early Losses

It was a tale of two markets for bond investors in general and municipal bond (muni) investors in particular. After starting the 12-month period on a strong note, bond returns began retreating in September 2016 as investors looked ahead to a likely year-end interest rate hike from the Federal Reserve (the Fed). Munis were vulnerable to a sell-off because they had rallied for 14 straight months through August, which boosted their valuations. The bond market sell-off accelerated in November, following Donald Trump’s presidential win. His pro-growth agenda fueled inflation fears that sent bond yields sharply higher, while his tax cut proposals caused additional price declines for munis. Overall, for the first six months of the reporting period, the Bloomberg Barclays U.S. Aggregate Bond Index declined -0.92%, while the Bloomberg Barclays Municipal Bond Index fell -3.52%.

Bond market performance reversed course in the second half of the reporting period, as the optimism surrounding President Trump’s policy agenda faded in the wake of health care and tax reform delays. In addition to benefiting from the tax reform delay, munis advanced due to their attractive valuations versus Treasuries following the late-2016 sell-off. Demand for munis increased, but muni supply declined. This backdrop helped munis gain 5.16% for the second half of the reporting period, according to the Bloomberg Barclays Municipal Bond Index.

Meanwhile, the Fed raised interest rates twice during the reporting period and indicated additional rate hikes and a balance sheet reduction plan are in the works. These factors, combined with President Trump’s continuing efforts to advance pro-growth policies, could trigger more bouts of bond market volatility. As always, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2017
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
Investor Class	BNTXX	0.28%	0.07%	0.50%	7/31/84

Fund returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

MAY 31, 2017
Yields
7-Day Current Yield	0.40%
7-Day Effective Yield	0.40%

Portfolio at a Glance
Weighted Average Maturity	9 days
Weighted Average Life	14 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	97%
31-90 days	3%
91-180 days	—
More than 180 days	—

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period(1) 12/1/16 - 5/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,001.80	$2.50	0.50%
Hypothetical
Investor Class	$1,000	$1,022.44	$2.52	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MAY 31, 2017

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.0%
California — 17.8%
City & County of San Francisco, 0.99%, 8/15/17	$3,000,000	$3,000,000
Irvine Ranch Water District Special Assessment, VRN, 0.86%, 6/1/17	2,100,000	2,100,000
Los Angeles County Metropolitan Transportation Authority, 0.90%, 7/6/17	1,000,000	1,000,000
Metropolitan Water District of Southern California Rev., VRN, 0.90%, 6/1/17	6,500,000	6,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.90%, 6/1/17 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.93%, 6/1/17 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,000,000	1,000,000
Town of Hillsborough COP, VRDN, 0.82%, 6/1/17 (SBBPA: Bank of the West)	1,165,000	1,165,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.28%, 6/1/17 (LOC: BNP Paribas)	6,750,000	6,750,000
		24,515,000
Florida — 6.4%
Florida Housing Finance Agency Rev., (Phoenix Realty Special Account-U LP), VRDN, 0.81%, 6/7/17 (LOC: Northern Trust Company)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.88%, 6/1/17 (AGM-CR and XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,850,000	2,850,000
		8,850,000
Georgia — 3.5%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.93%, 6/1/17 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 0.90%, 6/1/17 (LOC: Bank of America N.A.)	2,150,000	2,150,000
Walton County Development Authority Rev., (Walton Press, Inc.), VRDN, 0.90%, 6/1/17 (LOC: Bank of America N.A.)	1,120,000	1,120,000
		4,870,000
Hawaii — 1.0%
State of Hawaii Department of Budget & Finance Rev., (Wailuku River Hydroelectric LP), VRDN, 0.88%, 6/6/17 (LOC: Union Bank N.A.)	1,300,000	1,300,000
Idaho — 3.3%
State of Idaho GO, 2.00%, 6/30/17	4,500,000	4,504,387
Illinois — 15.7%
Du County Page Rev., (Morton Arboretum), VRDN, 0.77%, 6/1/17 (LOC: Northern Trust Company)	3,900,000	3,900,000
East Moline Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 0.93%, 6/7/17 (LOC: U.S. Bank N.A.)	1,120,000	1,120,000
Illinois Finance Authority Rev., (Lake Towers Associates II LP), VRDN, 1.09%, 6/1/17 (LIQ FAC: FHLMC)	3,950,000	3,950,000
Illinois Finance Authority Rev., (Lincoln Park Society), VRDN, 0.79%, 6/7/17 (LOC: Citibank N.A.)	2,300,000	2,300,000

7

	Principal Amount	Value
Illinois Finance Authority Rev., (OSF Healthcare System Obligated Group), VRDN, 0.79%, 6/1/17 (LOC: Barclays Bank PLC)	$3,900,000	$3,900,000
Illinois Finance Authority Rev., (Radiological Society of North America, Inc.), VRDN, 0.94%, 6/1/17 (LOC: JPMorgan Chase Bank N.A.)(Acquired 8/23/11, Cost $170,000)(2)	170,000	170,000
Illinois Finance Authority Rev., (Teacher's Academy for Mathematics and Science), VRDN, 0.83%, 6/7/17 (LOC: JPMorgan Chase Bank N.A.)	780,000	780,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 0.82%, 6/1/17 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 1.17%, 6/1/17 (LOC: First National Bank and FHLB)	1,685,000	1,685,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 1.10%, 6/7/17 (LOC: U.S. Bank N.A.)	195,000	195,000
Village of McCook Rev., (Illinois State Andrew Society), VRDN, 0.81%, 6/1/17 (LOC: Northern Trust Company)	800,000	800,000
		21,540,000
Iowa — 0.3%
Iowa Finance Authority Rev., (Embria Health Sciences LLC), VRDN, 0.91%, 6/1/17 (LOC: Wells Fargo Bank N.A.)	470,000	470,000
Louisiana — 2.7%
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 0.85%, 6/1/17 (LOC: Community Bank and FHLB)	3,735,000	3,735,000
Massachusetts — 0.1%
Massachusetts Industrial Finance Agency Rev., VRDN, 1.20%, 6/7/17 (LOC: TD Bank N.A.)	120,000	120,000
Michigan — 4.6%
Michigan State Housing Development Authority Rev., VRDN, 0.88%, 6/7/17 (SBBPA: Barclays Bank PLC)	6,300,000	6,300,000
Minnesota — 4.0%
Minnetonka Rev., (Brier Creek Apartments Partnership LLP), VRDN, 0.86%, 6/1/17 (LOC: Wells Fargo Bank N.A.)	200,000	200,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 0.90%, 6/1/17 (LIQ FAC: FHLMC)	5,335,000	5,334,954
		5,534,954
Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri Rev., (Kansas City Art Institute), VRDN, 0.82%, 6/1/17 (LOC: Commerce Bank)	800,000	800,000
Nevada — 1.4%
Reno Rev., (Renown Regional Medical Center Obligated Group), VRDN, 0.74%, 6/7/17 (LOC: Wells Fargo Bank N.A.)	1,930,000	1,930,000
New Mexico — 0.2%
Albuquerque Rev., (CVI Laser LLC), VRDN, 1.05%, 6/1/17 (LOC: Bank of America N.A.)(Acquired 1/29/15, Cost $200,000)(2)	200,000	200,000
New York — 10.0%
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 0.88%, 6/1/17 (LOC: HSBC Bank USA N.A.)	6,525,000	6,525,000
New York City GO, VRDN, 0.82%, 6/1/17 (LOC: Bank of New York Mellon)	1,495,000	1,495,000
New York City GO, VRDN, 0.84%, 6/1/17 (LOC: Bank of the West)	1,200,000	1,200,000

8

	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.76%, 6/7/17 (SBBPA: Bank of New York Mellon)	$1,710,000	$1,710,000
North Amityville Fire Co, Inc. Rev., VRDN, 1.00%, 6/1/17 (LOC: Citibank N.A.)	2,290,000	2,290,000
Suffolk County Industrial Development Agency Rev., (Wilbar International, Inc.), VRDN, 1.10%, 6/7/17 (LOC: JPMorgan Chase Bank N.A.)	500,000	500,000
		13,720,000
North Carolina — 8.5%
Austin Trust Rev., VRDN, 0.94%, 6/1/17 (LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.86%, 6/1/17 (LOC: Branc Banking & Trust)	3,920,000	3,920,000
North Carolina Medical Care Commission Rev., (FirstHealth of the Carolinas, Inc.), VRDN, 0.79%, 6/7/17 (LOC: Branc Banking & Trust)	1,500,000	1,500,000
North Carolina Medical Care Commission Rev., (Mission-St Joseph's Health System, Inc.), VRDN, 0.79%, 6/1/17 (LOC: Branc Banking & Trust)	2,280,000	2,280,000
		11,700,000
Ohio — 2.7%
State of Ohio Rev., VRDN, 0.78%, 6/1/17 (LOC: PNC Bank N.A.) (GA: Patheon, Inc.)	3,720,000	3,720,000
Oregon — 2.2%
State of Oregon GO, 2.00%, 6/30/17	3,000,000	3,003,339
Pennsylvania — 2.5%
Emmaus General Authority Rev., VRDN, 0.77%, 6/7/17 (LOC: U.S. Bank N.A.)	800,000	800,000
Pennsylvania Economic Development Financing Authority Rev., (Gish Logging, Inc.), VRDN, 0.97%, 6/1/17 (LOC: PNC Bank N.A.)	100,000	100,000
Pennsylvania Economic Development Financing Authority Rev., (JCH Associates), VRDN, 0.97%, 6/1/17 (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., (Miquon School), VRDN, 0.89%, 6/1/17 (LOC: PNC Bank N.A.)	300,000	300,000
Pennsylvania Economic Development Financing Authority Rev., (Pittsburgh Allegheny County Thermal Ltd.), VRDN, 0.97%, 6/1/17 (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., (Pittsburgh Flexicore Co.), VRDN, 0.92%, 6/1/17 (LOC: PNC Bank N.A.)	425,000	425,000
Pennsylvania Economic Development Financing Authority Rev., (Private Industry Council of Westmoreland/Fayette, Inc.), VRDN, 0.92%, 6/1/17 (LOC: PNC Bank N.A.)	200,000	200,000
Pennsylvania Economic Development Financing Authority Rev., VRDN, 0.89%, 6/1/17 (LOC: PNC Bank N.A.)	550,000	550,000
		3,375,000
South Carolina — 0.7%
South Carolina Jobs-Economic Development Authority Rev., (Franco Manufacturing Co, Inc.), VRDN, 0.95%, 6/7/17 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Tennessee — 0.9%
Montgomery County Public Building Authority Rev., VRDN, 0.82%, 6/1/17 (LOC: Bank of America N.A.)(Acquired 4/12/17, Cost $1,200,000)(2)	1,200,000	1,200,000
Texas — 6.4%
Gregg County Housing Finance Corp. Rev., (Bailey Properties LLC), VRDN, 0.80%, 6/1/17 (LOC: FNMA)(LIQ FAC: FNMA)	4,055,000	4,055,000

9

	Principal Amount	Value
Mission Economic Development Corp. Rev., VRDN, 0.91%, 6/1/17 (LOC: Wells Fargo Bank N.A.)	$1,635,000	$1,635,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.85%, 6/1/17 (LIQ FAC: Bank of America N.A.)(1)	3,125,000	3,125,000
		8,815,000
Washington — 3.5%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 0.96%, 6/1/17 (LOC: FHLB and Homestreet Bank)	1,605,000	1,605,000
Washington Economic Development Finance Authority Rev., (Canam Steel Corp.), VRDN, 1.00%, 6/1/17 (LOC: Wells Fargo Bank N.A.)	1,900,000	1,900,000
Washington State Housing Finance Commission Rev., (Evergreen School), VRDN, 0.86%, 6/1/17 (LOC: Wells Fargo Bank N.A.)	1,240,000	1,240,000
		4,745,000
TOTAL INVESTMENT SECURITIES — 99.0%		135,947,680
OTHER ASSETS AND LIABILITIES — 1.0%		1,442,520
TOTAL NET ASSETS — 100.0%		$137,390,200

NOTES TO SCHEDULE OF INVESTMENTS
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $15,575,000, which represented 11.3% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,570,000, which represented 1.1% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2017
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$135,947,680
Cash	429,534
Receivable for investments sold	800,000
Receivable for capital shares sold	227,126
Interest receivable	265,134
137,669,474

Liabilities
Payable for capital shares redeemed	222,200
Accrued management fees	57,074
279,274

Net Assets	$137,390,200

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	137,410,031

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$137,390,200

See Notes to Financial Statements.

11

Statement of Operations

YEAR ENDED MAY 31, 2017
Investment Income (Loss)
Income:
Interest	$1,082,022

Expenses:
Management fees	692,310
Trustees' fees and expenses	9,071
Other expenses	2,995
704,376
Fees waived	(134)
704,242

Net investment income (loss)	377,780

Net Increase (Decrease) in Net Assets Resulting from Operations	$377,780

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2017 AND MAY 31, 2016
Increase (Decrease) in Net Assets	May 31, 2017	May 31, 2016
Operations
Net investment income (loss)	$377,780	$26,107
Net realized gain (loss)	—	4,477
Net increase (decrease) in net assets resulting from operations	377,780	30,584

Distributions to Shareholders
From net investment income	(377,780)	(24,922)
From net realized gains	(6,263)	—
	(384,043)	(24,922)

Capital Share Transactions
Proceeds from shares sold	69,150,940	67,634,930
Proceeds from reinvestment of distributions	378,688	24,512
Payments for shares redeemed	(85,818,930)	(74,293,711)
Net increase (decrease) in net assets from capital share transactions	(16,289,302)	(6,634,269)

Net increase (decrease) in net assets	(16,295,565)	(6,628,607)

Net Assets
Beginning of period	153,685,765	160,314,372
End of period	$137,390,200	$153,685,765

Undistributed net investment income	—	$600

Transactions in Shares of the Fund
Sold	69,150,940	67,634,930
Issued in reinvestment of distributions	378,688	24,512
Redeemed	(85,818,930)	(74,293,711)
Net increase (decrease) in shares of the fund	(16,289,302)	(6,634,269)

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2017

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

14

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The effective annual management fee for the year ended May 31, 2017 was 0.49%. The impact of the waiver to the ratio of operating expenses to average net assets was less than 0.005% for the year ended May 31, 2017.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $9,090,000 and $24,755,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2017 and May 31, 2016 were as follows:

	2017	2016
Distributions Paid From
Exempt income	$378,381	$24,922
Taxable ordinary income	$4,477	—
Long-term capital gains	$1,185	—

15

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

6. Recently Issued Accounting Guidance and Standards

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update
No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2017	$1.00	—(2)	—	—(2)	—(2)	—(2)	—(2)	$1.00	0.28%	0.50%	0.50%	0.27%	0.27%	$137,390
2016	$1.00	—(2)	—(2)	—(2)	—(2)	—	—(2)	$1.00	0.02%	0.23%	0.50%	0.02%	(0.25)%	$153,686
2015	$1.00	—(2)	—(2)	—(2)	—(2)	—(2)	—(2)	$1.00	0.02%	0.17%	0.50%	0.01%	(0.32)%	$160,314
2014	$1.00	—(2)	—(2)	—(2)	—(2)	—(2)	—(2)	$1.00	0.04%	0.24%	0.50%	0.01%	(0.25)%	$167,166
2013	$1.00	—(2)	—(2)	—(2)	—(2)	—	—(2)	$1.00	0.01%	0.40%	0.50%	0.01%	(0.09)%	$182,944

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the American Century Municipal Trust and Shareholders of the Tax-Free Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Tax-Free Money Market Fund (one of the three funds constituting the American Century Municipal Trust, hereafter referred to as the "Fund") as of May 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 21, 2017

18

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	46	CYS Investments, Inc. (NYSE mortgage arbitrage REIT)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	46	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to present)	46	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	46	None

19

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2010 to 2011, 2013 to 2015); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	46	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	46	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	46	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	46	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	127	BioMed Valley Discoveries, Inc.
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

20

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014); Director, Client Interactions and Marketing, ACIS (2007 to 2013). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present); Associate General Counsel, ACC (2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

21

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Municipal Trust:

	Affirmative	Withhold
Tanya S. Beder	$3,681,394,924	$66,353,472
Jeremy I. Bulow	$3,710,554,959	$37,193,437
Anne Casscells	$3,710,457,757	$37,290,639
Jonathan D. Levin	$3,710,060,285	$37,688,111

The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

22

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $378,381 as exempt interest dividends for the fiscal year ended May 31, 2017.

The fund hereby designates $4,477 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended May 31, 2017.

The fund hereby designates $1,185, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended May 31, 2017.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92646 1707

ITEM 2. CODE OF ETHICS.

(a)
The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable.

(f)
The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	Tanya S. Beder, Anne Casscells, Peter F. Pervere and Ronald J. Gilson are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

(b)	No response required.

(c)	No response required.

(d)	No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2016:    $113,985
FY 2017:    $95,704

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:
FY 2016:    $0
FY 2017:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2016:    $0
FY 2017:    $0

(c)Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2016:    $0
FY 2017:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2016:    $0
FY 2017:    $0

(d)All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2016:    $0
FY 2017:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2016:    $0
FY 2017:    $0

(e)(1)
In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)
All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2016:    $167,395
FY 2017:    $132,646

(h)
The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)
Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	July 26, 2017

By:	/s/ C. Jean Wade
Name: C. Jean Wade
Title: Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 26, 2017